UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22900

Blackstone Real Estate Income Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)

Blackstone Real Estate Income Advisors L.L.C.

Leon Volchyok

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

With copies to:

Rajib Chanda, Esq.

Simpson Thacher & Bartlett LLP

900 G Street, N.W.

Washington, D.C. 20001

Registrant’s telephone number, including area code: (212) 583-5000

Date of fiscal year end: December 31, 2020

Date of reporting period: June 30, 2020

Item 1.	Reports to Shareholders.

The Report to Shareholders is attached hereto.

Blackstone

Blackstone Real Estate Income Fund

Semi-Annual Report For the Six Months Ended June 30, 2020

Beginning with the Fund’s shareholder report for the period ending December 31, 2020, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (“SEC”), paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with Blackstone Advisory Partners L.P. (the “Distributor”) or the Fund may elect to receive shareholder reports and other communications from the Fund electronically by calling (888) 756-8443 to make such arrangements. For shareholders who hold accounts through an investment advisor, bank, or broker-dealer, please contact that financial intermediary directly for information on how to receive shareholder reports and other communications electronically.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with the Distributor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling (888) 756-8443 to make such arrangements. For shareholders who hold accounts through an investment advisor, bank, or broker-dealer, please contact your financial intermediary directly to inform them that you wish to continue receiving paper copies of your shareholder reports. If your shares are held through a financial intermediary, your election to receive reports in paper will apply to all funds held with that financial intermediary.

Blackstone Real Estate Income Fund

Statement of Assets and Liabilities

As of June 30, 2020 (Unaudited)

Assets:
Investment in Consolidated Master Fund, at fair value	$426,830,777
Receivable for Fund shares sold	11,257,840
Receivable from Investment Manager	251,261
Other assets	49,146

Total assets	438,389,024

Liabilities:
Income distribution payable	10,971,321
Payable for shares repurchased	286,519
Payable for distribution fees	374,942
Payable for service fees	178,755
Payable to Affiliate	34,710
Accrued expenses	97,398

Total liabilities	11,943,645

Net assets	$426,445,379

Components of Net Assets:
Paid-in capital	$580,467,385
Total accumulated earnings	(154,022,006)

Net assets	$426,445,379

Net Asset Value:
Net Assets	$426,445,379
Shares of beneficial interest outstanding, $0.001 par value, unlimited shares authorized	570,235

Net asset value per share	$747.84

See Notes to Financial Statements.

1

Blackstone Real Estate Income Fund

Statement of Operations

For the Six-Months Ended June 30, 2020 (Unaudited)

Investment Income and Expenses Allocated from Consolidated Master Fund:
Interest	$12,697,845
Expenses	(8,650,867)
Expenses waived by Investment Manager	2,516,153

Net investment income allocated from Consolidated Master Fund	6,563,131

Fund Interest:	124
Fund Expenses:
Distribution fees	1,202,490
Service fees	601,245
Registration fees	11,830
Printing and postage fees	44,561
Professional fees	29,877
Miscellaneous	8,536

Total Fund expenses	1,898,539

Less expenses reimbursed by Investment Manager	(286,973)

Net Fund Expenses	1,611,566

Net investment income	4,951,689

Net Realized and Unrealized Gain (Loss) Allocated from Consolidated Master Fund:
Net realized gain (loss) from:
Investments in securities	(33,526,955)
Securities sold short	(342,254)
Forward foreign currency exchange contracts	1,166,758
Foreign currency transactions	206,645
Options written	41,761
Swap contracts	(26,869,988)

Net realized loss	(59,324,033)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	(83,649,816)
Securities sold short	214,334
Forward foreign currency exchange contracts	(64,152)
Foreign currency translations	1,288,317
Options written	(35,347)
Swap contracts	(17,349,089)

Net change in unrealized depreciation	(99,595,753)

Net realized and unrealized loss	(158,919,786)

Net decrease in net assets resulting from operations	$(153,968,097)

See Notes to Financial Statements.

2

Blackstone Real Estate Income Fund

Statement of Changes in Net Assets

	Six-Months Ended 6/30/2020 (unaudited)	Year Ended 12/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,951,689	$6,761,169
Net realized gain (loss)	(59,324,033)	27,991,468
Net change in unrealized appreciation (depreciation)	(99,595,753)	24,455,582

Net increase (decrease) in net assets resulting from operations	(153,968,097)	59,208,219

Distributions:
Distributions from earnings	(10,971,320)	(33,398,005)
Capital Transactions:
Shareholder subscriptions	13,368,500	28,088,492
Shareholder reinvestments	—	22,124,314
Shareholder repurchases	(5,891,650)	(51,672,066)

Net increase (decrease) in net assets resulting from capital transactions	7,476,850	(1,459,260)

Early withdrawal fees	—	4,976

Net increase (decrease) in net assets	(157,462,567)	24,355,930

Net Assets:
Beginning of period	583,907,946	559,552,016

End of period	$426,445,379	$583,907,946

Change in Shares Outstanding:
Beginning of period	564,450	565,882
Shares issued for shareholder subscriptions	13,350	26,913
Reinvestment in Shares	—	21,324
Shares repurchased	(7,565)	(49,669)

End of period	570,235	564,450

See Notes to Financial Statements.

3

Blackstone Real Estate Income Fund

Consolidated Financial Highlights

(For Shares Outstanding Throughout the Period)

	Six-Months Ended 6/30/2020 (Unaudited)		Year Ended 12/31/2019	Year Ended 12/31/2018	Year Ended 12/31/2017	Year Ended 12/31/2016	Year Ended 12/31/2015
Net Asset Value, Beginning of Period	$1,034.47		$988.81	$999.96	$959.96	$1,011.56	$1,004.74
Income From Investment Operations:
Net investment income(a)	8.67		11.95	31.42	42.34	36.10	28.93
Net realized and unrealized gain (loss)	(276.06)		92.50	(0.85)	37.43	(25.87)	18.13

Net income from investment operations	(267.39)		104.45	30.57	79.77	10.23	47.06

Less Distributions to Shareholders:
Distribution of net investment income to shareholders	(19.24)		(49.55)	(40.77)	(39.78)	(61.85)	(33.30)
Distributions of net realized capital gains to shareholders	—		(9.25)	(0.95)	—	—	(6.98)

Total distributions	(19.24)		(58.80)	(41.72)	(39.78)	(61.85)	(40.28)

Early Withdrawal Fees	—		0.01	—	0.01	0.02	0.04

Net Asset Value, End of Period	$747.84		$1,034.47	$988.81	$999.96	$959.96	$1,011.56

Total Return on Net Asset Value	(25.85	)%(b)	10.67%	3.02%	8.39%	1.13%	4.68%

Ratios to Average Net Assets:
Expenses to average net assets for the Feeder Fund I before reimbursement from Investment Manager and allocated Incentive Fees(c)	4.14	%(d)	5.20%	5.06%	4.67%	4.82%	4.62%
Allocated Incentive Fees to average net assets of the Feeder Fund I(c)	—	%(d)	1.91%	0.68%	1.57%	0.43%	0.85%

Total expenses to average net assets for the Feeder Fund I before reimbursement from Investment Manager(c)	4.14	%(d)	7.11%	5.74%	6.24%	5.25%	5.47%

Reimbursement from Investment Manager(e)	(1.10	)%(d)	(1.24)%	(1.16)%	(1.06)%	(1.07)%	(1.12)%

Total expenses to average net assets for the Feeder Fund I after reimbursement from Investment Manager(c)	3.04	%(d)	5.87%	4.58%	5.18%	4.18%	4.35%

Net investment income gross of Incentive Fees to average net assets of the Feeder Fund I	1.94	%(d)	3.06%	3.76%	5.82%	4.15%	3.66%

Net investment income to average net assets of the Feeder Fund I	1.94	%(d)	1.15%	3.08%	4.25%	3.72%	2.81%

Supplementary Data:
Net assets, end of period (in thousands)	$426,445		$583,908	$559,552	$592,691	$599,139	$620,436

Portfolio turnover(f)	5	%(g)	39%	81%	85%	26%	41%

(a)	Calculated using average shares outstanding during the period.
(b)	Total Return has not been annualized.
(c)	Includes the Feeder Fund I’s share of the Consolidated Master Fund’s allocated expenses.
(d)	Financial ratios have been annualized.
(e)	The reimbursement and waiver includes expenses incurred by the Feeder Fund I and the Consolidated MasterFund. See Note 4.
(f)	The Feeder Fund I is invested solely in the Consolidated Master Fund, therefore this ratio reflects the portfolioturnover for the Consolidated Master Fund.
(g)	Percentage represents the results for the period and is not annualized.

See Notes to Financial Statements.

4

Blackstone Real Estate Income Fund

Notes to Consolidated Financial Statements

For the Six-Months Ended June 30, 2020 (Unaudited)

1. Organization

Blackstone Real Estate Income Fund (the “Feeder Fund I”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is a continuously offered non-diversified, closed-end management investment company. The Feeder Fund I commenced investment operations on April 1, 2014. The Feeder Fund I’s investment objective is to seek long-term total return, with an emphasis on current income, by primarily investing in a broad range of real estate-related debt investments. The Feeder Fund I pursues its investment objective by investing substantially all of its assets in Blackstone Real Estate Income Master Fund (the “Master Fund”), a Delaware statutory trust registered under the 1940 Act as a closed-end management investment company with the same investment objective and substantially the same investment policies as the Feeder Fund I. The Master Fund consolidates a wholly-owned subsidiary, Blackstone Real Estate Income Master Fund (Cayman) Ltd. (the “Subsidiary” and together with the Master Fund, the “Consolidated Master Fund”).

The investment manager of the Consolidated Master Fund and the Feeder Fund I is Blackstone Real Estate Income Advisors L.L.C. (the “Investment Manager”), an investment advisor registered under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member thereof, a “Trustee”) of the Consolidated Master Fund and the Feeder Fund I supervises the conduct of the Consolidated Master Fund’s and the Feeder Fund I’s affairs and, pursuant to their investment management agreements, has engaged the Investment Manager to manage the Consolidated Master Fund’s and the Feeder Fund I’s day-to-day investment activities and operations.

The Consolidated Master Fund’s Consolidated Financial Statements, which are attached hereto, are an integral part of these Financial Statements and should be read in conjunction with the Feeder Fund I’s Financial Statements. At June 30, 2020, Feeder Fund I held an approximately 76% ownership interest in the Consolidated Master Fund.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Feeder Fund I.

2. Summary of Significant Accounting Policies

COVID-19 and Global Economic and Market Conditions

During the first quarter of 2020, the World Health Organization designated the global outbreak of COVID-19 as a pandemic, and numerous countries, including the United States, have declared national emergencies with respect to COVID-19. The ongoing COVID-19 pandemic and restrictions on non-essential businesses have caused disruption in the U.S. and global economies. The continued rapid development of this situation and uncertainty regarding potential economic recovery precludes any prediction as to the ultimate adverse impact of COVID-19 on financial market and economic conditions. The estimates and assumptions underlying these Consolidated Financial statements are based on the information available as of June 30, 2020, including judgments about the financial market and economic conditions which may change over time.

Basis of Presentation

The Feeder Fund I is an investment company in accordance with Accounting Standards Codifications 946, Financial Services-Investment Companies which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

The Feeder Fund I’s Financial Statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, unless otherwise noted.

5

Blackstone Real Estate Income Fund

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2020 (Unaudited)

The preparation of Financial Statements in conformity with U.S. GAAP requires the Investment Manager to make estimates and assumptions that affect the amounts in the Financial Statements and accompanying notes. The Investment Manager believes that the estimates utilized in preparing the Financial Statements are reasonable and prudent; however, actual results may differ from these estimates.

Investment in Consolidated Master Fund and Fair Value Measurement

The Feeder Fund I’s investment in the Consolidated Master Fund is recorded at fair value and is based upon the Feeder Fund I’s percentage ownership of the net assets of the Consolidated Master Fund. The performance of the Feeder Fund I is directly affected by the performance of the Consolidated Master Fund. See Note 2 to the Consolidated Master Fund’s Consolidated Financial Statements for the determination of fair value of the Consolidated Master Fund’s investments.

Investment Transactions and Related Investment Income and Expense

Investment transactions are accounted for on a trade date basis. The Feeder Fund I’s net investment income or loss consists of the Feeder Fund I’s pro rata share of the net investment income or loss of the Consolidated Master Fund, less all expenses of the Feeder Fund I. Realized and unrealized gains and losses from sale of investments consist of the Feeder Fund I’s pro rata share of the Consolidated Master Fund’s realized and unrealized gains and losses.

Cash

As of June 30, 2020, the Feeder Fund I does not hold any cash.

Contingencies

Under the Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), of Feeder Fund I the Feeder Fund I’s officers and each Trustee are indemnified against certain liabilities that may arise out of the performance of their duties to the Feeder Fund I. Additionally, in the normal course of business, the Feeder Fund I may enter into contracts that contain a variety of representations and indemnification obligations and expects the risk of loss to be remote.

Income Taxes

The Feeder Fund I’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its investment company net taxable investment income and net capital gain realized on investments to its shareholders. Therefore, no federal income tax provision is required. The Feeder Fund I plans to file U.S. Federal and various state and local tax returns.

For the open tax years and all major jurisdictions, management of the Feeder Fund I has concluded that there are no uncertain tax positions that would require recognition in the consolidated financial statements. No income tax returns are currently under examination. The statute of limitations on the Feeder Fund I’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2015 through December 31, 2020.

Dividends and Distributions to Shareholders

Dividends from net investment income are expected to be declared and paid quarterly. Distributions from capital gains are expected to be declared and paid at least annually. Dividends and capital gain distributions paid by the Feeder Fund I will be reinvested in additional common shares of beneficial interest, par value $0.001 per share, of the Feeder Fund I (“Shares”), unless a shareholder elects not to reinvest in Shares or is

6

Blackstone Real Estate Income Fund

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2020 (Unaudited)

otherwise ineligible. Shares purchased by reinvestment are issued at their net asset value on the next valuation date following the ex-dividend date.

3. Fund Terms

Issuance of Shares

The Feeder Fund I offers its Shares on a best efforts basis pursuant to a continuous offering registered with the Securities and Exchange Commission. The Feeder Fund I will issue Shares to eligible investors as of the first business day of the month or at such other times as determined by the Board upon receipt and acceptance of an initial or additional application for Shares. The Feeder Fund I reserves the right to reject any applications for subscriptions of Shares. Shares are subject to a maximum sales load of up to 3.00%. No public market exists for the Shares, and none is expected to develop. The Shares are subject to restrictions on transferability and resale and may not be transferred or resold except as permitted under the Feeder Fund I’s Declaration of Trust.

Repurchase of Shares

The Feeder Fund I may, from time to time, offer to repurchase a portion of its outstanding Shares pursuant to written tenders by shareholders. Repurchases will be made only at such times and on such terms as may be determined by the Board, in its complete and exclusive discretion. Shareholders who tender Shares within the 12- month period following acquisition will be subject to an early withdrawal fee of 2.00% of the aggregate net asset value of the Shares repurchased by the Feeder Fund I. There were no early withdrawal fees for the Feeder Fund I for the six-months ended June 30, 2020. In determining whether the Feeder Fund I should repurchase Shares from shareholders pursuant to written tenders, the Feeder Fund I’s Board will consider the Investment Manager’s recommendations. The Investment Manager expects that generally it will recommend to the Feeder Fund I’s Board that the Feeder Fund I offer to repurchase Shares from shareholders on a quarterly basis. Since the Feeder Fund I’s assets consist primarily of its investment in the Consolidated Master Fund, the ability of the Feeder Fund I to have its Shares in the Consolidated Master Fund repurchased is subject to the Consolidated Master Fund’s repurchase policy.

The timing, terms and conditions of any particular repurchase offer may vary at the sole discretion of the Board. Repurchase offers will generally commence approximately 95 days prior to the last day of March, June, September and December each year and remain open for approximately 30 calendar days.

The following table presents the repurchase offers that occurred during the six-months ended June 30, 2020 :

Repurchase Offer	Repurchase Offer #1
Commencement Date	December 26, 2019
Repurchase Request Deadline	January 24, 2020
Repurchase Pricing Date	March 31, 2020
Amount Repurchased	$5,891,650
Shares Repurchased	7,565

4. Investment Manager Fees and Other Related Party Transactions

Management Fee

The Consolidated Master Fund pays the Investment Manager an aggregate fixed management fee (the “Management Fee”), payable quarterly in arrears on the last business day of each quarter. The Management Fee accrues monthly at an annual rate of 1.50% of the Consolidated Master Fund’s Managed Assets at the

7

Blackstone Real Estate Income Fund

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2020 (Unaudited)

end of such month before giving effect to the Management Fee payment being calculated or any purchases or repurchases of Consolidated Master Fund shares or any distributions by the Consolidated Master Fund. The Management Fee will reduce the net asset value of the Consolidated Master Fund (and indirectly, of the Feeder Fund I ) as of the end of the accounting period in which it is payable and after the calculation of the Management Fee. The Management Fee for any period less than a full quarter will be prorated. Effective October 1, 2014 through December 31, 2020, the Investment Manager agreed to temporarily reduce its Management Fee to an annualized rate of 0.75% of the Consolidated Master Fund’s Managed Assets (“the Management Fee Waiver”). The Investment Manager may, in its sole discretion and at any time (including prior to December 31, 2020), elect to extend, terminate or modify its voluntary waiver. The Investment Manager will not charge the Feeder Fund I a Management Fee as long as substantially all of the assets of the Feeder Fund I are invested in the Consolidated Master Fund. The Feeder Fund I indirectly bears a pro-rata share of the Consolidated Master Fund’s Management Fee, which was $2,516,153, net of the Management Fee Waiver, for the six-months ended June 30, 2020.

Incentive Fee

The Consolidated Master Fund accrues a performance-based incentive fee (the “Incentive Fee”) on a monthly basis throughout the fiscal year of the Consolidated Master Fund. The Incentive Fee is paid to the Investment Manager promptly after the end of each fiscal year of the Consolidated Master Fund. The Incentive Fee is determined as of the end of the fiscal year in an amount equal to 15% of the amount by which the Consolidated Master Fund’s Net Capital Appreciation (as defined below) for each Fiscal Period ending within or coterminous with the close of such fiscal year exceeds the balance of the loss carryforward account and any allocated Management Fee expense for such Fiscal Period, without duplication for any Incentive Fees paid during such fiscal year. The Consolidated Master Fund also pays the Investment Manager the Incentive Fee in the event a Fiscal Period is triggered in connection with a repurchase offer by the Consolidated Master Fund. For purposes of calculating the Incentive Fee, “Net Capital Appreciation” means, with respect to any Fiscal Period, the difference, if any, between (x) the sum of (i) the value of the Consolidated Master Fund’s net asset value at the end of that Fiscal Period (prior to the Incentive Fee for such Fiscal Period) increased by the dollar amount of the Consolidated Master Fund’s interests repurchased during the Fiscal Period (excluding repurchases as of the last day of the Fiscal Period after determination of the Incentive Fee), (ii) the amount of any dividends, distributions or withdrawals paid to shareholders during the Fiscal Period and not reinvested in the Consolidated Master Fund (excluding any dividends, distributions or withdrawals to be paid as of the last day of the Fiscal Period), and (iii) the Management Fee expense for that Fiscal Period, and (y) the sum of (i) the value of the Consolidated Master Fund’s net asset value at the beginning of that Fiscal Period (prior to the Management Fee for such Fiscal Period), increased by the dollar amount of the Consolidated Master Fund’s interests issued during the Fiscal Period (excluding any Shares issued in connection with the reinvestment of dividends and other distributions paid by the Consolidated Master Fund) and (ii) the amount of any subscriptions to the Consolidated Master Fund during that Fiscal Period. All calculations of Net Capital Appreciation will be made (without duplication) after deduction of all general, administrative and other operating expenses of the Consolidated Master Fund (excluding the Incentive Fee) and any amounts necessary, in the Investment Manager’s sole discretion, as appropriate reserves for such expenses. The Investment Manager will not charge the Feeder Fund I an Incentive Fee as long as substantially all of the assets of the Feeder Fund I are invested in the Consolidated Master Fund. The Feeder Fund I indirectly bears a pro-rata share of the Consolidated Master Fund’s Incentive Fee. There were no incentive fees charged for the six-months ended June 30, 2020.

Expense Limitation and Reimbursement

The Investment Manager has voluntarily entered into an Expense Limitation and Reimbursement Agreement (the “Expense Limitation and Reimbursement Agreement”) with the Feeder Fund I to limit the amount of the

8

Blackstone Real Estate Income Fund

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2020 (Unaudited)

Feeder Fund I’s Specified Expenses (as defined below) to no more than 0.35% per annum of the Feeder Fund I’s net assets (the “Expense Cap”) (computed and applied on a monthly basis). Specified Expenses includes all expenses incurred in the business of the Feeder Fund I and the Feeder Fund I’s pro rata share of the expenses incurred in the business of the Consolidated Master Fund, including organizational costs, with the exception of: (i) the Management Fee, (ii) the Incentive Fee, (iii) the Distribution and Service Fee, (iv) brokerage costs, (v) dividend/interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Feeder Fund I or the Consolidated Master Fund), (vi) taxes, and (vii) extraordinary expenses (as determined in the sole discretion of the Investment Manager). To the extent that Specified Expenses for the Feeder Fund I (including the Feeder Fund I’s pro rata share of the Consolidated Master Fund’s Specified Expenses) for any month exceed the Expense Cap, the Investment Manager will waive its fees and/or reimburse the Feeder Fund I for expenses to the extent necessary to eliminate such excess. The Expense Limitation and Reimbursement Agreement cannot be terminated prior to December 31, 2020 without the Board’s consent. The Feeder Fund I has agreed to repay the amounts borne by the Investment Manager under the Expense Limitation and Reimbursement Agreement within the three year period after the Investment Manager bears the expense, when and if requested by the Investment Manager, but only if and to the extent that the Specified Expenses of the Feeder Fund I (including the Feeder Fund I’s pro rata share of the Consolidated Master Fund’s Specified Expenses) are less than the lower of the Expense Cap and any expense limitation agreement then in effect with respect to the Specified Expenses. The Investment Manager may recapture a Specified Expense in any year within the three-year period after the Investment Manager bears the expense. The Investment Manager is permitted to receive such repayment from the Feeder Fund I provided that the reimbursement amount does not raise the level of Specified Expenses of the Feeder Fund I (including the Feeder Fund I’s pro rata share of the Consolidated Master Fund’s Specified Expenses) in the month the repayment is being made to a level that exceeds the Expense Cap or any other expense limitation agreement then in effect with respect to the Specified Expenses.

For the six-months ended June 30, 2020, the recoupments made by the Feeder Fund I to the Investment Manager were $13,718. As of June 30, 2020, the total repayments that may potentially be made by the Feeder Fund I to the Investment Manager was $1,716,962, of which $393,561 will expire by December 31, 2020, $560,803 will expire by December 31, 2021, $461,907 will expire by December 31, 2022 and $300,691 will expire by December 31, 2023.

Distribution Agreement and Service Plan

Blackstone Advisory Partners L.P., an affiliate of the Investment Manager, acts as the distributor of the Shares (the “Distributor”). Pursuant to a distribution agreement between the Feeder Fund I and the Distributor, the Feeder Fund I pays the Distributor a fee (the “Distribution and Service Fee”) equal to 0.75% (annualized) of the average net assets of the Feeder Fund I, in accordance with the Feeder Fund I’s Distribution and Service Plan. The Distribution and Service Fee consists of 0.50% for the sale and marketing of the Shares and 0.25% for personal services provided to shareholders and/or the maintenance of shareholder accounts and to reimburse the Distributor for related expenses incurred. The Distributor may pay all or a portion of the Distribution and Service Fee to the selling agents that sell Shares. For the six-months ended June 30, 2020, the Feeder Fund I’s Distribution and Service Fees were $1,202,490 and $601,245, respectively.

5. Administration Agreements

The Consolidated Master Fund and the Feeder Fund I have entered into administration, custody and transfer agency agreements with State Street Bank and Trust Company (“State Street”). State Street and/ or its affiliates are responsible for providing administration, custody and transfer agency services for the Consolidated Master Fund and the Feeder Fund I, including, but not limited to: (i) maintaining corporate and

9

Blackstone Real Estate Income Fund

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2020 (Unaudited)

financial books and records of the Consolidated Master Fund and the Feeder Fund I, (ii) providing administration services and (iii) performing other accounting and clerical services necessary in connection with the administration of the Consolidated Master Fund and the Feeder Fund I. The services performed by State Street may be completed by one or more of its affiliated companies.

6. Financial Instruments and Off-Balance Sheet Risk

Market Risk: In the normal course of business, the Consolidated Master Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Consolidated Master Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Consolidated Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations.

Derivative Risk: The Consolidated Master Fund enters into derivatives transactions which may include, without limitation, options contracts, futures contracts, options on futures contracts, forward contracts, interest rate swaps, total return swaps, credit default swaps and other swap agreements for investment, hedging or leverage purposes. The Consolidated Master Fund’s use of derivative instruments may be speculative and involves investment risks and transaction costs to which the Consolidated Master Fund would not be subject absent the use of these instruments, and the use of derivatives generally involves leverage in the sense that the investment exposure created by the derivatives may be significantly greater than the Consolidated Master Fund’s initial investment in the derivatives. The potential loss could exceed the value of the financial assets and liabilities recorded in the Consolidated Master Fund’s Consolidated Financial Statements.

Credit and Counterparty Risk: The Consolidated Master Fund may be exposed to credit risk with respect to the counterparties to its derivatives contracts (whether a clearing corporation in the case of exchange-traded instruments or another third party in the case of OTC instruments) purchased by the Consolidated Master Fund. The Consolidated Master Fund seeks to manage counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations. The Investment Manager attempts to mitigate counterparty risk by (i) periodically assessing the credit worthiness of its trading partners, (ii) assessing the amount of its exposure to each counterparty as a part of its ongoing risk monitoring process and (iii) requiring collateral from the counterparty for certain transactions.

Currently, certain categories of interest rate and credit default swaps are subject to mandatory clearing, and more are expected to be cleared in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions because generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that a clearing house, or its members, will satisfy the clearing house’s obligations to the Consolidated Master Fund. Counterparty risk with respect to certain exchange-traded and over-the counter derivatives may be further complicated by recently enacted U.S. financial reform legislation. Cash collateral that has been pledged to cover obligations of the Consolidated Master Fund under derivative financial instrument contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Liquidity Risk: Some securities held by the Consolidated Master Fund may be difficult to sell, or illiquid, during times of market turmoil or otherwise. Illiquid securities may also be difficult to value. If the

10

Blackstone Real Estate Income Fund

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2020 (Unaudited)

Consolidated Master Fund is forced to sell an illiquid asset to meet repurchase requests or other cash needs, the Consolidated Master Fund may be forced to sell at a loss or at a price lower than it could have otherwise received.

Non-Diversification Risk: The Consolidated Master Fund is classified as a “non-diversified” investment company which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Consolidated Master Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.

Additional risks associated with each type of investment are described within the respective security type notes. The Feeder Fund I prospectus includes a discussion of the principal risks of investing in the Feeder Fund I and indirectly investing in the Consolidated Master Fund as well as COVID-19 risk. Please also refer to the notes of the Consolidated Master Fund for further discussion on risks.

7. Subsequent Events

After careful consideration and on the recommendation of the Investment Manager the Board approved the liquidation, dissolution and termination of the Feeder Fund I, Feeder Fund II and the Master Fund (the “Dissolution”), subject to obtaining shareholder approval. In connection therewith, the Board also approved an amendment to each Fund’s declaration of trust to modify the vote required for dissolution and approved a plan and termination. On August 14, 2020, each Fund filed a definitive proxy statement to approve the amendment to each Fund’s declaration of trust and the Dissolution.

Effective July 13, 2020, the Feeder Fund I suspended offers and sales of Shares, terminated its distribution reinvestment plan and, upon approval and implementation of the Dissolution, does not expect to continue to offer to repurchase a portion of the Shares from shareholders four times each year.

Upon approval and implementation of the Dissolution, the Investment Manager plans to waive its management and incentive fees from the first day of the month following the effective date of such approval through the remaining life of the Master Fund. Effective the same date, the Board and the Investment Manager also agreed to terminate the Expense Limitation and Reimbursement Agreement with the Feeder Fund I.

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Blackstone Real Estate Income Fund

Supplemental Information

June 30, 2020 (Unaudited)

Form N-PORT Filings

The Feeder Fund I files a complete schedule of portfolio holdings for the first and third quarters of each fiscal year within 60 days after the end of the relevant fiscal quarter with the Securities and Exchange Commission (the “SEC”) as an exhibit on Form N-PORT. The Feeder Fund I’s portfolio holdings information for the third month of each fiscal quarter on Form N-PORT is available on the SEC’s website at http://www.sec.gov. Holdings and allocations shown on any Form N-PORT are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Proxy Voting Policies

The Feeder Fund I and the Consolidated Master Fund have delegated proxy voting responsibilities to the Investment Manager, subject to the Board’s general oversight. A description of the policies and procedures used to vote proxies related to the Feeder Fund I’s and the Consolidated Master Funds’ portfolio securities, and information regarding how the Feeder Fund I and Consolidated Master Fund voted proxies relating to their portfolio securities during the most recent 6-month period ended June 30 is available (1) without charge, upon request, by calling toll free, 1-800-248-1621 and (2) on the SEC’s website at http://www.sec.gov.

Additional Information

The Feeder Fund I’s registration statement includes additional information about the Trustees of the Consolidated Master Fund. The registration statement is available, without charge, upon request by calling 1-855-890-7725.

12

Blackstone

Blackstone Registered Funds

Privacy Notice

Rev January, 2019

FACTS	WHAT DO BLACKSTONE REGISTERED FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   Assets and investment experience

∎   Risk tolerance and transaction history

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Blackstone Registered Funds (as defined below) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do Blackstone Registered Funds share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions?	Email us at GLB.privacy@blackstone.com

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Who we are
Who is providing this notice?	Blackstone Registered Funds include Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, Blackstone Real Estate Income Fund, Blackstone Real Estate Income Fund II, Blackstone Real Estate Income Trust, Inc., Blackstone Alternative Investment Funds, on behalf of its series Blackstone Alternative Multi-Strategy Fund, Blackstone Diversified Multi-Strategy Fund, a sub-fund of Blackstone Alternative Investment Funds plc, and the GSO Funds, consisting of Blackstone / GSO Senior Floating Rate Term Fund, Blackstone / GSO Long-Short Credit Income Fund, Blackstone / GSO Strategic Credit Fund, Blackstone / GSO Floating Rate Enhanced Income Fund and Blackstone / GSO Secured Lending Fund
What we do
How do Blackstone Registered Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do Blackstone Registered Funds collect my personal information?

We collect your personal information, for example, when you:

∎   open an account or give us your income information

∎   provide employment information or give us your contact information

∎   tell us about your investment or retirement portfolio

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

∎   sharing for affiliates’ everyday business purposes— information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account—unless you tell us otherwise.
Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Blackstone name and financial companies such as GSO Capital Partners LP and Strategic Partners Fund Solutions.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Blackstone Registered Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Our joint marketing partners include financial services companies.
Other important information

California Residents—In accordance with California law, we will not share information we collect about California residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will also limit the sharing of information about you with our affiliates to the extent required by applicable California law.

Vermont Residents—In accordance with Vermont law, we will not share information we collect about Vermont residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will not share creditworthiness information about Vermont residents among Blackstone Registered Funds’ affiliates except with the authorization or consent of the Vermont resident.

14

Investor Data Privacy Notice

1. Why are you seeing this notice?

∎

You may need to provide Personal Data to us as part of your investment into Blackstone Real Estate Income Fund, a fund or other investment vehicle (collectively, each a Fund) managed or advised by investment advisers that are subsidiaries of The Blackstone Group Inc. or its affiliates (and, where applicable, the general partner of the relevant Fund) (collectively, Blackstone).

∎

We want you to understand how and why we use, store and otherwise process your Personal Data when you deal with us or our relevant affiliates (including under applicable data protection laws). If this notice (the “Data Privacy Notice”) has been made available to you, you may have certain rights with respect to your Personal Data under applicable data protection laws (including as described in this Data Privacy Notice).

∎

“Personal Data” has the meaning given to it under data protection laws that apply to our processing of your personal information, and includes any information that relates to, describes, identifies or can be used, directly or indirectly, to identify an individual (such as name, address, date of birth, personal identification numbers, sensitive personal information, and economic information).

∎

We ask that investors promptly provide the information contained in this Data Privacy Notice to any individuals whose Personal Data they provide to the Fund or its affiliates in connection with ‘know your client’/anti-money laundering requests or otherwise.

Please read the information below carefully. It explains how and why Personal Data is processed by us.

2. Who is providing this notice?

Blackstone is committed to protecting and respecting your privacy. Blackstone is a global financial services firm with offices, operations and entities globally, including as described at this link: https://www.blackstone.com/privacy#appendixA.

∎

For transparency, the Blackstone entities on whose behalf this privacy statement is made are: (i) the Fund; and (ii) where applicable, the Blackstone general partner and/or investment adviser of the relevant Fund, in each case, with which you contract, transact or otherwise share Personal Data (together, the Fund Parties).

∎	Where we use the terms “we”, “us” and “our” in this Data Privacy Notice, we are referring to the Fund and the Fund Parties.

∎

Please consult your subscription documents, private placement memorandum or other offering documentation provided to you by or on behalf of the Fund Parties which will further specify the entities and contact details of the Fund Parties relevant to our relationship with you.

∎

We welcome investors and their representatives to contact us if they have any queries with respect to the Fund Parties (in particular, which Fund Parties are relevant to their relationship with Blackstone). If you have any queries, our contact details are below.

When you provide us with your Personal Data, each Fund Party that decides how and why Personal Data is processed acts as a “data controller”. In simple terms, this means that the Fund Party makes certain decisions on how to use and protect your Personal Data—but only to the extent that we have informed you about the use or are otherwise permitted by law.

Where your Personal Data is processed by an entity controlled by, or under common control with, the Blackstone entity/ies managing a Fund for its own purposes, this entity will also be a data controller.

3. What Personal Data do we collect about you?

The types of Personal Data that we collect and share depends on the product or service you have with us and the nature of your investment.

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The Personal Data collected about you will help us to provide you with a better service and facilitate our business relationship.

We may combine Personal Data that you provide to us with Personal Data that we collect from you, or about you from other sources, in some circumstances. This will include Personal Data collected in an online or offline context.

As a result of our relationship with you as an investor, in the past 12 months we may have collected Personal Data concerning you in the following categories:

a)

Identifiers (e.g., real name, alias, postal address, email address, social security or driver’s license number, government ID, signature, telephone number, education, employment, employment history, financial information, including tax-related information/codes and bank account details, information used for monitoring and background checks to comply with laws and regulations, including ‘know your client’, anti-money laundering, and sanctions checks, and other contact information);

b)	Sensitive/protected characteristic information (e.g., age/date of birth, nationality, citizenship, country of residence, gender, and other information used to comply with laws and regulations);

c)

Commercial information (e.g., assets, income, transaction and investment history, accounts at other institutions, information concerning source of funds and any applicable restrictions on your investment such as political exposure or sanctions);

d)	Internet or other network activity (e.g., browsing or search history, information regarding interaction with an internet website, application, or advertisement, online identifiers such as cookies);

e)

Sensory and surveillance data (e.g., recordings of telephone calls where permitted or required by law, video surveillance recordings, and other records of your interactions with us or our service providers, including electronic communications);

f)	Professional or employment-related information (e.g., current or past job history); and

g)

Inferences drawn from other personal information (e.g., profiles reflecting preferences and trends, based on information such as assets, investment experience, risk tolerance, investment activity, and transaction history).

4. Where do we obtain your Personal Data?

We collect, and have collected, Personal Data about you from a number of sources, including from you directly:

WHAT	HOW
1 Personal Data that you give us

∎   from the forms and any associated documentation that you complete when subscribing for an investment, shares and/or opening an account with us. This can include information about your name, address, date of birth, passport details or other national identifier, driving licence, your national insurance or social security number and income, employment information and details about your investment or retirement portfolio(s)

∎   when you provide it to us in correspondence and conversations, including electronic communications such as email and telephone calls

∎   when you make transactions with respect to the Fund

∎   when you interact with our online platforms and websites (such as bxaccess.com)

16

WHAT	HOW
∎ when you purchase securities from us and/or tell us where to send money ∎ from cookies, web beacons, and similar interactions when you or your devices access our sites
2 Personal Data that we obtain from others

We obtain Personal data from:

∎   publicly available and accessible directories and sources

∎   bankruptcy registers

∎   tax authorities, including those that are based outside the territory in which you are located or domiciled, including the Cayman Islands, the United Kingdom (UK) and the European Economic Area (EEA), if you are subject to tax in another jurisdiction

∎   governmental and competent regulatory authorities to whom we have regulatory obligations

∎   credit agencies

∎   fraud prevention and detection agencies/organisations

∎   transaction counterparties

5. Why do we process your Personal Data?

We may process or disclose your Personal Data for the following reasons:

WHY	HOW
1 Contract

It is necessary to perform our contract with you to:

∎   administer, manage and set up your investor account(s) to allow you to purchase your holding (of shares) in our Funds

∎   meet the resulting contractual obligations we have to you

∎   facilitate the continuation or termination of the contractual relationship between you and the Fund

∎   facilitate the transfer of funds, and administering and facilitating any other transaction, between you and the Fund

2 Compliance with law

It is necessary for compliance with an applicable legal or regulatory obligation to which we are subject, in order to:

∎   undertake our client and investor due diligence, and on-boarding checks

∎   carry out verification, ‘know your client’, terrorist financing, sanctions, and anti-money laundering checks

∎   verify the identity and addresses of our investors (and, if applicable, their beneficial owners)

∎   comply with requests from regulatory, governmental, tax and law enforcement authorities

∎   carry out surveillance and investigations

∎   carry out audit checks

∎   maintain statutory registers

∎   prevent and detect fraud

∎   comply with sanctions requirements

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WHY	HOW
3 Legitimate interests

For our legitimate interests or those of a third party (such as a transaction counterparty or lender) to:

∎   manage and administer your holding in any funds in which you are invested, and any related accounts on an ongoing basis

∎   assess and process any applications or requests made by you

∎   open, maintain or close accounts in connection with your investment in, or withdrawal from, the Fund scheme

∎   send updates, information and notices or otherwise correspond with you in connection with your investment in the Fund scheme

∎   address or investigate any complaints, claims, proceedings or disputes

∎   provide you with, and inform you about, our investment products and services

∎   monitor and improve our relationships with investors

∎   comply with applicable regulatory obligations, including anti-money laundering, sanctions and ‘know your client’ checks

∎   assist our transaction counterparties to comply with their regulatory and legal obligations (including anti-money laundering, ‘know your client’ and sanctions checks)

∎   manage our risk and operations

∎   comply with our accounting and tax reporting requirements

∎   comply with our audit requirements

∎   assist with internal compliance with our policies and processes

∎   ensure appropriate group management and governance

∎   keep our internal records

∎   prepare reports on incidents / accidents

∎   protect our business against fraud, breach of confidence, theft of proprietary materials, and other financial or business crimes (to the extent that this is not required of us by law)

∎   analyse and manage commercial risks

∎   seek professional advice, including legal advice

∎   enable any actual or proposed assignee or transferee, participant or sub-participant of the partnership’s or Fund vehicles’ rights or obligations to evaluate proposed transactions

∎   facilitate business asset transactions involving the Fund partnership or Fund-related vehicles

∎   monitor communications to/from us using our systems

∎   protect the security and integrity of our information technology systems

∎   manage our financing arrangements with our financiers and financing transaction counterparties, including payment providers, intermediaries, and correspondent/agent banks

We only rely on these interests where we have considered that, on balance, the legitimate interests are not overridden by your interests, fundamental rights or freedoms.

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Monitoring as described at (3) above

We monitor communications where the law requires us to do so. We will also monitor where we are required to do so to comply with our regulatory rules and practices and, where we are permitted to do so, to protect our business and the security of our systems.

6. Who we share your Personal Data with

Your Personal Data will be shared with:

WHO	WHY
Fund Associates

We share your Personal Data with our associates, related parties and members of our group. This is:

∎   to manage our relationship with you

∎   for the legitimate interests of a third party in carrying out anti-money laundering and compliance checks required of them under applicable laws and regulations

∎   for the purposes set out in this Data Privacy Notice

Fund Managers, Depositories, Administrators, Custodians, Investment Advisers

∎   delivering the services you require

∎   managing your investment

∎   supporting and administering investment-related activities

∎   complying with applicable investment, anti-money laundering and other laws and regulations

Tax Authorities

∎   to comply with applicable laws and regulations

∎   where required or requested by tax authorities in the territory in which you are located or domiciled (in particular, Cayman Island or UK/EEA tax authorities) who, in turn, may share your Personal Data with foreign tax authorities

∎   where required or requested by foreign tax authorities, including outside of the territory in which you are located or domiciled (including outside the Cayman Islands or UK/EEA)

Service Providers

∎   delivering and facilitating the services needed to support our business relationship with you

∎   supporting and administering investment-related activities

∎   where disclosure to the service provider is considered necessary to support Blackstone with the purposes described in section 5 of this Data Privacy Notice

Financing Counterparties, Lenders, Correspondent and Agent Banks

∎   assisting these transaction counterparties with regulatory checks, such as ‘know your client’ and anti-money laundering procedures

∎   sourcing credit for Fund-related entities in the course of our transactions and fund life cycles

Our Lawyers, Auditors and other Professional Advisers	∎ providing you with investment-related services ∎ to comply with applicable legal and regulatory requirements

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In exceptional circumstances, we will share your Personal Data with:

∎	competent regulatory, prosecuting and other governmental agencies or litigation counterparties, in any country or territory; and

∎	other organisations and agencies—where we are required to do so by law.

For California residents, in the preceding 12 months, we may have disclosed Personal Data listed in any of the categories in section 3 above for a business purpose (in particular, as described in this section).

We have not sold Personal Data in the 12 months preceding the date of this Data Privacy Notice.

7. Do you have to provide us with this Personal Data?

Where we collect Personal Data from you, we will indicate if:

∎	provision of the Personal Data is necessary for our compliance with a legal obligation; or

∎	it is purely voluntary and there are no implications for you if you do not wish to provide us with it.

Unless otherwise indicated, you should assume that we require the Personal Data for business and/or compliance purposes.

Some of the Personal Data that we request is necessary for us to perform our contract with you and if you do not wish to provide us with this Personal Data, it will affect our ability to provide our services to you and manage your investment.

8. Sending your Personal Data internationally

We will transfer your Personal Data between different countries to our affiliates and group members, members of the Fund’s partnership, transaction counterparties, and third party service providers. These countries may not have similarly strict data protection and privacy laws and will include those countries in which our affiliates and service providers operate (and may include, for example, transfers from the UK/EEA or Cayman Islands to a jurisdiction outside of such territory).

Where we transfer Personal Data to other members of our group, our service providers or another third party recipient from one country to another, we will ensure that our arrangements with them are governed by data transfer agreements or appropriate safeguards, designed to ensure that your Personal Data is protected as required under applicable data protection law (including, where appropriate, under an agreement on terms approved for this purpose by the European Commission or by obtaining your consent).

Please contact us if you would like to know more about these agreements or receive a copy of them. Please see below for our contact details.

9. Consent—and your right to withdraw it

We do not generally rely on obtaining your consent to process your Personal Data. If we do, you have the right to withdraw this consent at any time. Please contact us or send us an email at PrivacyQueries@Blackstone.com at any time if you wish to do so.

10. Retention and deletion of your Personal Data

We keep your Personal Data for as long as it is required by us for our legitimate business purposes, to perform our contractual obligations or, where longer, such longer period as is required or permitted by law or regulatory obligations which apply to us.

We will generally:

∎	retain Personal Data about you throughout the life cycle of any investment you are involved in; and

∎	retain some Personal Data after your relationship with us ends.

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As a general principle, we do not retain your Personal Data for longer than we need it.

We will usually delete your Personal Data (at the latest) after you cease to be an investor in any fund and there is no longer any legal/regulatory requirement, or business purpose, for retaining your Personal Data.

11. Your rights

You may, subject to certain limitations, have data protection rights depending on the data protection laws that apply to our processing of your Personal Data, including the right to:

∎

access your Personal Data, and some related information, including the purpose for processing the Personal Data, the categories of recipients of that Personal Data to the extent that it has been transferred internationally, and, where the Personal Data has not been collected directly from you, the source (the “category information”)

∎	restrict the use of your Personal Data in certain circumstances

∎	have incomplete or inaccurate Personal Data corrected

∎	ask us to stop processing your Personal Data

∎	require us to delete your Personal Data in some limited circumstances

You also have the right in some circumstances to request us to “port” your Personal Data in a portable, re-usable format to other organisations (where this is possible).

California residents may also request certain information about our disclosure of Personal Data during the prior year, including category information (as defined above).

We review and verify requests to protect your Personal Data, and will action data protection requests fairly and in accordance with applicable data protection laws and principles.

If you wish to exercise any of these rights, please contact us (details below).

12. Concerns or queries

We take your concerns very seriously. We encourage you to bring it to our attention if you have any concerns about our processing of your Personal Data. This Data Privacy Notice was drafted with simplicity and clarity in mind. We are, of course, happy to provide any further information or explanation needed. Our contact details are below.

Please also contact us via any of the below contact methods if you have a disability and require an alternative format of this Data Privacy Notice.

If you want to make a complaint, you can also contact the body regulating data protection in your country, where you live or work, or the location where the data protection issue arose. In particular:

Country	Supervisory Authority
Cayman Islands	Cayman Islands Ombudsman (available at: https://ombudsman.ky)
European Union	A list of the EU data protection authorities and contact details is available by clicking this link: http://ec.europa.eu/newsroom/article29/item-detail.cfm?item_id=612080
United Kingdom	Information Commissioner’s Office (available at: https://ico.org.uk/global/contact-us/)

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13. Contact us

Please contact us if you have any questions about this Data Privacy Notice or the Personal Data we hold about you.

Contact us by email or access our web form at PrivacyQueries@Blackstone.com.

Contact us in writing using this address:

Address	For EU/UK related queries: 40 Berkeley Square, London, W1J 5AL, United Kingdom All other queries: 345 Park Avenue, New York, NY 10154

14. Changes to this Data Privacy Notice

We keep this Data Privacy Notice under regular review. Please check regularly for any updates at our investor portal (www.bxaccess.com).

This Data Privacy Notice was last updated in January 2020.

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Blackstone Real Estate Income Fund

Trustees & Officer

June 30, 2020

Board of Trustees

The overall management of the business and affairs of the Feeder Fund I, including oversight of the Investment Manager, is vested in the Board. Each member of the Board shall hold office until the next meeting of shareholders called for the purpose of considering the election of Trustees. The Feeder Fund I’s Board also serves as the Board of Trustees of the Master Fund.

The Trustees of the Feeder Fund I, their ages, their positions with the Feeder Fund I, their term of office and length of time served, their principal occupations during the past five years (their titles may have varied during that period), the number of investment companies or portfolios in the Fund Complex (defined below) that each Trustee oversees, and the other board memberships held by each Trustee is set forth below.

INTERESTED TRUSTEE*
Name, Address and Age	Position(s) with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Investment Companies in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Michael B. Nash c/o Blackstone Real Estate Income Advisors L.L.C. Attn: Chief Compliance Officer 345 Park Avenue New York, NY 10154 Birth Year: 1961	Trustee and Chairman	Since Inception	Mr. Nash is a senior managing director of The Blackstone Group Inc. (together with its affiliates, “Blackstone”) and the Co-Founder and Chairman of Blackstone Real Estate Debt Strategies (“BREDS”). He is also a member of the Real Estate Investment Committee for both BREDS and Blackstone Real Estate Advisors. He was formerly the Chief Executive Officer and President of the Fund and the Master Fund from the Funds’ inception to 2017. Before joining Blackstone in 2007, Mr. Nash was with Merrill Lynch from 1997 to 2007 where he led the firm’s Real Estate Principal Investment Group—Americas.	3	Executive Chairman, Blackstone Mortgage Trust, Inc.; Hudson Pacific Properties, Inc. (2015 – 2019); Landmark Apartment Trust of America, Inc. (2014 – 2016); La Quinta Holdings Inc. (2014 – 2015)

Blackstone Real Estate Income Fund

Trustees & Officer (Continued)

June 30, 2020

NON-INTERESTED TRUSTEES
Name, Address and Age	Position(s) with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Investment Companies in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Benedict Aitkenhead c/o Blackstone Real Estate Income Advisors L.L.C. Attn: Chief Compliance Officer 345 Park Avenue New York, NY 10154 Birth Year: 1965	Trustee and member of Audit and Nominating and Governance Committees	Since December 2013	Mr. Aitkenhead is currently a Managing Director at KBS Capital Advisors (“KBS”), the external advisor to the KBS Real Estate Investment Trusts. Before joining KBS, he was COO of Yapp Media LLC; early stage venture capital investing. Mr. Aitkenhead was a Managing Director in the Fixed Income division of Credit Suisse from 1989 to 2012.	3	—
Edward H. D’Alelio c/o Blackstone Real Estate Income Advisors L.L.C. Attn: Chief Compliance Officer 345 Park Avenue New York, NY 10154 Birth Year: 1952	Trustee and member of Audit and Nominating and Governance Committees	Since December 2013	Mr. D’Alelio was formerly a Managing Director and CIO for Fixed Income at Putnam Investments, Boston where he retired in 2002. He currently is an Executive in Residence with the School of Management, University of Massachusetts Boston.	7	Owl Rock Capital Corp. business development companies (3 portfolios overseen in Fund Complex)
Michael F. Holland c/o Blackstone Real Estate Income Advisors L.L.C. Attn: Chief Compliance Officer 345 Park Avenue New York, NY 10154 Birth Year: 1944	Trustee and member of Audit and Nominating and Governance Committee	Since December 2013	Mr. Holland is the Chairman of Holland & Company, a private investment firm he founded in 1995. He is also President and Founder of the Holland Balanced Fund.	7	State Street Master Funds; Reaves Utility Income Fund; The China Fund, Inc. (until 2019); The Taiwan Fund, Inc. (until 2017)
Thomas W. Jasper c/o Blackstone Real Estate Income Advisors L.L.C. Attn: Chief Compliance Officer 345 Park Avenue New York, NY 10154 Birth Year: 1948	Trustee and member of Audit and Nominating and Governance Committees	Since December 2013	Mr. Jasper was Chief Executive Officer of Primus Guaranty, Ltd. from 2001 to 2010. He is currently the Managing Partner of Manursing Partners LLC, a consulting firm.	7	Ciner Resources LP (master limited partnership)
*	Mr. Nash is an “interested person” as defined in the 1940 Act because he is an officer of the Investment Manager and certain of its affiliates.

Blackstone Real Estate Income Fund

Trustees & Officer (Continued)

June 30, 2020

(1)	Each Trustee shall serve until the next shareholder meeting called for the purpose of considering the election of Trustees.
(2)	The term “Fund Complex” means two or more registered investment companies that:
(a)	hold themselves out to investors as related companies for purposes of investment and investor services; or
(b)	have a common investment adviser or that have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies.

The Fund Complex consists of the Feeder Fund I, the Feeder Fund II, the Master Fund, Blackstone / GSO Senior Floating Rate Term Fund, Blackstone / GSO Long-Short Credit Income Fund, Blackstone / GSO Strategic Credit Fund, Blackstone / GSO Floating Rate Enhanced Income Fund, Blackstone / GSO Secured Lending Fund, Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, Blackstone Alternative Alpha Master Fund and Blackstone Alternative Multi-Strategy Fund.

Officers of the Feeder Fund I

The Feeder Fund I’s executive officers are chosen each year at a regular meeting of the Board to hold office until their respective successors are duly elected and qualified. The executive officers of the Feeder Fund I and the Master Fund, their ages, their positions with the Feeder Fund I, their term of office and length of time served and their principal occupations during the past five years (their titles may have varied during that period), currently are:

Name, Address and Age	Position(s) with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Jonathan Pollack (43) c/o Blackstone Real Estate Income Advisors L.L.C. 345 Park Avenue New York, New York 10154	Chief Executive Officer and President	Since March 2017

Senior Managing Director and Global Head of BREDS (2015 – Present)

Managing Director and Global Head of Commercial Real Estate, as well as Head of Risk for Structured Finance, at Deutsche Bank (1999 – 2015)

Anthony F. Marone, Jr. (37) c/o Blackstone Real Estate Income Advisors L.L.C. 345 Park Avenue New York, New York 10154	Chief Financial Officer and Treasurer	Since April 2017	Vice President (2013), Senior Vice President (2014 – 2015) and Managing Director and Chief Financial Officer (2016 – 2019) of BREDS
Leon Volchyok (36) c/o Blackstone Real Estate Income Advisors L.L.C. 345 Park Avenue New York, New York 10154	Chief Legal Officer, Chief Compliance Officer and Secretary	Chief Legal Officer since August 2017 Chief Compliance Officer and Secretary since December 2013	Vice President (2013 – 2014), Principal (2015 – 2019) and Managing Director (2018) of Blackstone Real Estate Senior Associate at Proskauer Rose LLP (2008 – 2013)

Blackstone Real Estate Income Fund

Trustees

Michael B. Nash, Chairman

Benedict Aitkenhead

Edward H. D’Alelio

Michael Holland

Thomas W. Jasper

Investment Manager

Blackstone Real Estate Income Advisors L.L.C.

345 Park Avenue

New York, New York 10154

Administrator, Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Officers

Jonathan Pollack, President and Chief Executive Officer

Anthony F. Marone, Jr., Chief Financial Officer and Treasurer

Leon Volchyok, Chief Legal Officer, Chief Compliance Officer and Secretary

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112

Legal Counsel

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017

This report, including the financial information herein, is transmitted to the shareholders of Blackstone Real Estate Income Fund for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Feeder Fund I or any securities mentioned in this report.

You can request a copy of the Feeder Fund I’s prospectus and statement of additional information without charge by calling the Feeder Fund I’s transfer agent at 1-855-890-7725.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, and Rule 23c-1 thereunder that from time to time Feeder Fund I may repurchase its common shares from its shareholders.

Additional information regarding the Funds is available at https://www.blackstone.com/ the-firm/asset-management/registered-funds

Blackstone

Blackstone Real Estate Income Master Fund and Subsidiary

Semi-Annual Report For the Six Months Ended June 30, 2020

Beginning with the Fund’s shareholder report for the period ending December 31, 2020, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (“SEC”), paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with Blackstone Advisory Partners L.P. (the “Distributor”) or the Fund may elect to receive shareholder reports and other communications from the Fund electronically by calling (888) 756-8443 to make such arrangements. For shareholders who hold accounts through an investment advisor, bank, or broker-dealer, please contact that financial intermediary directly for information on how to receive shareholder reports and other communications electronically.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with the Distributor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling (888) 756-8443 to make such arrangements. For shareholders who hold accounts through an investment advisor, bank, or broker-dealer, please contact your financial intermediary directly to inform them that you wish to continue receiving paper copies of your shareholder reports. If your shares are held through a financial intermediary, your election to receive reports in paper will apply to all funds held with that financial intermediary.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investment

June 30, 2020 (Unaudited)

Portfolio Composition	Percentage of Total Net Assets
Commercial Mortgage-Backed Securities	74.8%
Residential Mortgage-Backed Securities	11.0
Interest Only Commercial Mortgage-Backed Securities	9.1
Bank Loans	4.1
High Yield Bonds & Notes	3.8
Collateralized Debt Obligations	0.6
Convertible Bonds	0.3
Securities Sold Short	(0.8)
Other Liabilities in Excess of Other Assets(1)	(2.9)

Total	100.0%

(1)	Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities.

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

	Principal Amount	Value

LONG-TERM INVESTMENTS — 103.7%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 74.8%
Arbor Realty Collateralized Loan Obligation Ltd., Series 2020-FL1, Class C, 1 mo. USD LIBOR + 2.05%, 2.23%, 02/15/35 (a),(b),(d)	$2,715,000	$2,519,373
BAMLL Re-REMIC Trust, Series 2014-FRR9, Class F, 1 mo. USD LIBOR + 20.15%, 2.69%, 12/26/46 (a),(b),(d)	22,162,790	20,513,724
Bancorp Commercial Mortgage Trust, Series 2018-CRE4, Class D, 1 mo. USD LIBOR + 2.10%, 2.28%, 09/15/35 (a),(b),(c),(d)	917,000	802,388
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class D, 5.96%, 09/11/38 (a),(b),(d)	549,575	266,544
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class D, 3.00%, 06/15/50 (a),(c)	5,741,000	3,941,164
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class D, 5.04%, 09/10/45 (a),(b),(c),(d)	4,258,000	3,674,084
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class E, 4.76%, 03/10/47 (a),(b),(d)	100,000	69,962
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class E, 2.75%, 12/15/72 (a),(b),(d)	639,000	386,701
Cold Finance PLC,
Series 1, Class C, 3 mo. GBP LIBOR + 1.95%, 2.70%, 08/20/29 (b),(e)	£231,000	268,664
Series 1, Class D, 3 mo. GBP LIBOR + 2.50%, 3.25%, 08/20/29 (b),(e)	761,000	876,480
Series 1, Class E, 3 mo. GBP LIBOR + 3.55%, 4.30%, 08/20/29 (b),(e)	779,000	871,739
Colony American Finance Ltd., Series 2018-1D, Class D, 4.92%, 06/15/51 (a),(c)	$1,409,000	1,454,446
COMM Mortgage Trust, Series 2014-CR14, Class D, 4.77%, 02/10/47 (a),(b),(d)	635,000	516,138
COMM Mortgage Trust,
Series 2019-GC44, Class 180C, 3.51%, 08/15/57 (a),(b),(d)	216,000	173,294
Series 2019-GC44, Class 180D, 3.51%, 08/15/57 (a),(b),(d)	147,000	109,428
Commercial Mortgage Pass Through Certificates,
Series 2016-CR28, Class D, 4.05%, 02/10/49 (b),(c)	688,000	559,761
Series 2016-CR28, Class F, 3.25%, 02/10/49 (a),(c)	13,754,000	7,036,864
Series 2016-CR28, Class G, 3.25%, 02/10/49 (a),(d)	5,951,000	2,605,001
Series 2016-CR28, Class H, 3.25%, 02/10/49 (a),(d)	9,169,000	3,358,625
Series 2016-CR28, Class J, 3.25%, 02/10/49 (a),(d)	15,121,412	3,194,808
Commercial Mortgage Trust, Series 2005-C6, Class G, 5.92%, 06/10/44 (a),(b),(d)	1,126,887	1,128,579
Commercial Mortgage Trust, Series 2006-CD3 SEQ, Class AJ, 5.69%, 10/15/48 (d)	6,923,957	3,965,192

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Commercial Mortgage Trust,
Series 2013-CR8, Class E, 4.00%, 06/10/46 (a),(b),(c)	$9,423,992	$7,106,371
Series 2013-CR8, Class F, 4.00%, 06/10/46 (a),(b),(d)	3,009,000	1,727,415
Commercial Mortgage Trust, Series 2013-LC13, Class D, 5.46%, 08/10/46 (a),(b),(c)	2,218,000	1,998,501
Commercial Mortgage Trust,
Series 2014-FL5, Class KH1, 1 mo. USD LIBOR + 3.65%, 3.83%, 08/15/31 (a),(b),(d)	16,090,742	11,113,380
Series 2014-FL5, Class KH2, 1 mo. USD LIBOR + 4.50%, 4.68%, 08/15/31 (a),(b),(d)	10,432,406	7,057,987
Commercial Mortgage Trust, Series 2014-UBS5, Class D, 3.50%, 09/10/47 (a),(c)	4,395,000	2,079,504
Commercial Mortgage Trust,
Series 2014-UBS6, Class D, 4.09%, 12/10/47 (a),(b),(c)	658,000	322,433
Series 2014-UBS6, Class E, 4.59%, 12/10/47 (a),(b),(c)	9,693,000	4,244,052
Commercial Mortgage Trust, Series 2015-CR22, Class E, 3.00%, 03/10/48 (a),(d)	4,797,000	2,998,078
Commercial Mortgage Trust,
Series 2015-CR23, Class D, 4.44%, 05/10/48 (b),(c)	958,000	790,172
Series 2015-CR23, Class E, 3.23%, 05/10/48 (a),(c),(d)	7,180,000	4,487,819
Series 2015-CR23, Class F, 4.44%, 05/10/48 (a),(b),(d)	1,170,000	623,170
Commercial Mortgage Trust, Series 2015-CR24, Class D, 3.46%, 08/10/48 (b),(c)	2,215,000	1,512,419
Commercial Mortgage Trust, Series 2015-CR25, Class D, 3.94%, 08/10/48 (b),(c),(d)	6,172,000	4,582,056
Commercial Mortgage Trust, Series 2015-CR27, Class D, 3.62%, 10/10/48 (a),(b),(c)	6,540,000	5,134,274
Commercial Mortgage Trust,
Series 2015-LC21, Class D, 4.48%, 07/10/48 (b),(c)	1,259,000	931,466
Series 2015-LC21, Class E, 3.25%, 07/10/48 (a),(c)	9,077,000	4,730,918
Commercial Mortgage Trust, Series 2016-CD1, Class D, 2.90%, 08/10/49 (a),(b),(c)	4,463,000	3,012,947
Commercial Mortgage Trust, Series 2016-COR1, Class D, 3.53%, 10/10/49 (a),(b),(c)	8,294,000	6,229,730
Commercial Mortgage Trust, Series 2016-DC2, Class D, 4.04%, 02/10/49 (a),(b),(c)	877,000	650,373
Corevest American Finance Trust, Series 2017-2 SEQ, Class M, 5.62%, 12/25/27 (a),(d)	933,000	950,702
Corevest American Finance Trust,
Series 2019-1, Class D, 4.82%, 03/15/52 (a),(d)	377,000	381,157
Series 2019-1, Class E, 5.49%, 03/15/52 (a),(d)	202,000	181,492
CoreVest American Finance Trust,
Series 2019-2, Class D, 4.22%, 06/15/52 (a),(d)	195,000	179,777
Series 2019-2, Class E, 5.39%, 06/15/52 (a),(b),(d)	234,000	211,955

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Corevest American Finance Trust,
Series 2019-3, Class D, 3.76%, 10/15/52 (a),(d)	$106,000	$93,228
Series 2019-3, Class E, 4.90%, 10/15/52 (a),(b),(d)	140,000	119,708
Corevest American Finance Trust, Series 2020-1, Class E, 4.83%, 03/15/50 (a),(b),(d)	100,000	96,636
Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class AJ, 5.85%, 06/15/39 (b),(d)	37,297	17,697
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class G, 5.10%, 08/15/38 (a),(b),(d)	4,759,172	4,451,669
Credit Suisse Mortgage Trust, Series 2006-C5, Class AJ, 5.37%, 12/15/39 (d)	4,295,847	1,884,197
CSAIL Commercial Mortgage Trust,
Series 2015-C4, Class F, 3.50%, 11/15/48 (a),(b),(d)	5,842,000	3,472,417
Series 2015-C4, Class G, 3.50%, 11/15/48 (a),(b),(d)	5,786,000	3,072,678
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class UESD, 4.38%, 10/15/32 (a),(b),(c)	11,771,500	10,791,855
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class D, 2.75%, 04/15/51 (a),(b),(c)	1,165,000	817,482
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class D, 2.50%, 09/15/52 (a),(d)	410,000	273,932
DBWF Mortgage Trust,
Series 2018-GLKS, Class E, 1 mo. USD LIBOR + 3.02%, 3.21%, 12/19/30 (a),(b),(d)	598,000	504,842
Series 2018-GLKS, Class F, 1 mo. USD LIBOR + 3.49%, 3.69%, 12/19/30 (a),(b),(c)	829,000	614,098
European Loan Conduit,
Series 31, Class D, 3 mo. EURIBOR + 2.30%, 2.30%, 10/26/28 (b),(c),(e),(i)	€1,536,087	1,601,479
Series 31, Class E, 3 mo. EURIBOR + 3.25%, 3.25%, 10/26/28 (b),(c),(e),(i)	6,897,483	7,078,003
FREMF Mortgage Trust, Series 2019-KF59, Class C, 1 mo. USD LIBOR + 6.00%, 6.18%, 02/25/29 (a),(b),(d)	$69,220,423	64,436,751
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class AJ, 5.67%, 11/10/45 (b),(d)	1,668,418	1,565,193
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AJ, 5.35%, 11/10/45 (b),(d)	116,992	105,295
GS Mortgage Securities Corp. II, Series 2006-CC1, Class A, 5.33%, 03/21/46 (a),(b),(d)	566,001	529,550
GS Mortgage Securities Corp. II, Series 2013-GC10, Class E, 4.55%, 02/10/46 (a),(b),(d)	1,305,000	995,286
GS Mortgage Securities Corp. II, Series 2015-GC30, Class D, 3.38%, 05/10/50 (c)	5,107,000	4,027,892
GS Mortgage Securities Corp. II, Series 2017-SLP, Class E, 4.74%, 10/10/32 (a),(b),(c)	3,591,000	3,153,762
GS Mortgage Securities Corp. II, Series 2018-GS10, Class E, 3.00%, 07/10/51 (a),(b),(d)	501,000	323,154

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
GS Mortgage Securities Trust, Series 2006-GG8, Class B, 5.66%, 11/10/39 (d)	$2,297,000	$236,045
GS Mortgage Securities Trust, Series 2012-GCJ9, Class E, 4.90%, 11/10/45 (a),(b),(c)	10,250,422	7,476,479
GS Mortgage Securities Trust,
Series 2014-GC20, Class C, 5.13%, 04/10/47 (b),(c),(d)	1,779,000	1,731,566
Series 2014-GC20, Class D, 5.13%, 04/10/47 (a),(b),(c),(d)	3,875,000	3,171,525
GS Mortgage Securities Trust, Series 2014-GC24, Class C, 4.66%, 09/10/47 (b),(c)	843,000	645,814
GS Mortgage Securities Trust, Series 2016-GS2, Class D, 2.75%, 05/10/49 (a),(c)	3,325,000	2,206,215
GS Mortgage Securities Trust, Series 2017-GS8, Class D, 2.70%, 11/10/50 (a),(c)	3,789,000	2,728,168
Hilton Orlando Trust, Series 2018-ORL, Class F, 1 mo. USD LIBOR + 3.65%, 3.83%, 12/15/34 (a),(b),(c)	8,321,000	6,581,763
Hilton USA Trust, Series 2016-HHV, Class F, 4.33%, 11/05/38 (a),(b),(c)	14,598,000	11,754,733
Home Partners of America Trust, Series 2017-1, Class F, 1 mo. USD LIBOR + 3.54%, 3.73%, 07/17/34 (a),(b),(d)	882,000	842,100
IMT Trust, Series 2017-APTS, Class FFX, 3.61%, 06/15/34 (a),(b),(d),(i)	192,000	175,594
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2019-MARG, Class E, 1 mo. USD LIBOR + 2.50%, 2.68%, 05/15/34 (a),(b),(c)	1,086,000	909,748
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9 SEQ, Class AJ, 5.41%, 05/15/47 (d)	22,955,575	25,334,293
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL6, Class C, 1 mo. USD LIBOR + 3.03%, 3.21%, 11/15/31 (a),(b),(c)	207,127	199,857
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class D, 3.94%, 08/15/49 (a),(b),(c)	3,859,000	2,722,085
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class D, 3.60%, 08/15/49 (a),(b),(c)	1,413,000	1,007,836
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class D, 3.56%, 12/15/49 (a),(b),(c)	4,056,000	2,683,629
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class D, 3.85%, 05/15/48 (b),(c)	2,838,000	1,800,526
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class D, 3.91%, 07/15/48 (b),(c),(d)	9,651,000	6,505,130
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31, Class D, 4.27%, 08/15/48 (b),(c)	602,000	470,507
Series 2015-C31, Class E, 4.77%, 08/15/48 (a),(b),(c)	4,934,000	3,105,348
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class D, 4.30%, 11/15/48 (b),(c)	2,250,000	1,496,413

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C33, Class F, 4.77%, 12/15/48 (a),(b),(d)	$4,285,000	$2,621,287
Series 2015-C33, Class G, 4.77%, 12/15/48 (a),(b),(d)	7,618,000	4,223,844
Series 2015-C33, Class NR, 4.77%, 12/15/48 (a),(b),(d)	11,426,606	3,731,156
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class E, 4.89%, 03/15/49 (a),(b),(c)	3,138,000	1,910,142
LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class J, 6.44%, 08/15/36 (a),(b),(d)	231,521	228,720
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class F, 5.66%, 03/15/39 (b),(d)	360,969	352,835
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AJ, 5.41%, 11/15/38 (c)	5,403,918	2,984,138
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.87%, 03/10/50 (a),(b),(c),(d)	3,379,000	2,988,235
Magnolia Finance XI DAC,
Series 2018-2MGN, Class A, 3 mo. EURIBOR + 3.25%, 3.25%, 02/16/23 (b),(c),(e),(i)	€8,061,053	8,917,965
Series 2018-2MGN, Class B, 3 mo. EURIBOR + 4.75%, 4.75%, 02/16/23 (b),(e),(i)	8,707,345	9,486,265
Merrill Lynch Mortgage Trust, Series 2007-C1, Class AJ, 5.76%, 06/12/50 (b),(d)	$560,726	411,608
ML-CFC Commercial Mortgage Trust, Series 2007-5, Class AJFL, 5.45%, 08/12/48 (a),(b),(d)	1,860,161	1,078,766
ML-CFC Commercial Mortgage Trust, Series 2007-5 SEQ, Class AJ, 5.45%, 08/12/48 (b),(d)	2,111,549	1,224,554
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class E, 5.07%, 04/15/47 (a),(b),(c)	4,000,000	2,888,156
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class D, 3.07%, 02/15/48 (a),(d)	128,000	95,242
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class D, 4.37%, 04/15/48 (a),(b),(c),(d)	5,586,000	3,286,294
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class D, 3.00%, 11/15/49 (a),(b),(c)	856,000	502,586
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class D, 2.70%, 11/15/52 (a),(c)	688,000	455,298
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class F, 5.63%, 09/15/42 (a),(b),(d)	2,394,901	2,386,195
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class F, 5.92%, 07/12/44 (b),(d)	3,524,371	2,952,570
Morgan Stanley Capital I Trust, Series 2006-T23, Class E, 6.37%, 08/12/41 (a),(b),(d)	1,328,000	1,274,823
Morgan Stanley Capital I Trust, Series 2016-UB11, Class D, 3.50%, 08/15/49 (a),(b),(c)	2,077,000	1,609,567

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class WAN1, 1 mo. USD LIBOR + 2.75%, 2.93%, 06/15/35 (a),(b),(d)	$311,000	$278,128
Series 2018-FL1, Class WAN2, 1 mo. USD LIBOR + 3.75%, 3.93%, 06/15/35 (a),(b),(d)	750,000	644,189
Natixis Commercial Mortgage Securities Trust,
Series 2018-RIVA, Class D, 1 mo. USD LIBOR + 2.05%, 2.23%, 02/15/33 (a),(b),(d)	108,000	92,038
Series 2018-RIVA, Class E, 1 mo. USD LIBOR + 2.74%, 2.93%, 02/15/33 (a),(b),(c)	2,619,000	2,122,971
Natixis Commercial Mortgage Securities Trust,
Series 2019-MILE, Class D, 1 mo. USD LIBOR + 2.75%, 2.93%, 07/15/36 (a),(b),(d)	108,000	102,118
Series 2019-MILE, Class E, 1 mo. USD LIBOR + 3.50%, 3.68%, 07/15/36 (a),(b),(d)	110,000	101,119
New Orleans Hotel Trust, Series 2019-HNLA, Class E, 1 mo. USD LIBOR + 2.69%, 2.87%, 04/15/32 (a),(b),(c)	491,000	409,303
Prima Capital CRE Securitization Ltd.,
Series 2019-RK1, Class BT, 4.45%, 04/15/38 (a),(d)	347,000	294,006
Series 2019-RK1, Class CG, 4.00%, 04/15/38 (a),(d)	100,000	88,277
Series 2019-RK1, Class DD, 3.50%, 04/15/38 (a),(d)	487,000	417,657
ReadyCap Commercial Mortgage Trust,
Series 2019-6, Class C, 4.13%, 10/25/52 (a),(b),(c)	1,687,000	1,449,293
Series 2019-6, Class D, 4.93%, 10/25/52 (a),(b),(d)	226,000	184,487
Series RR Trust, 0.01%, 04/26/48 (a),(d)	1,199,000	943,859
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class D, 5.00%, 10/10/48 (a),(b),(c),(d)	1,866,000	1,261,820
Shelter Growth CRE Issuer Ltd., Series 2018-FL1, Class D, 1 mo. USD LIBOR + 3.00%, 3.18%, 01/15/35 (a),(b),(c)	1,692,000	1,543,348
Taurus,
Series 2018-IT1, Class D, 3 mo. EURIBOR + 3.35%, 3.35%, 05/18/30 (b),(c),(i)	€1,473,158	1,497,500
Series 2018-IT1, Class E, 3 mo. EURIBOR + 4.50%, 4.50%, 05/18/30 (b),(c),(i)	1,473,158	1,469,329
UBS Commercial Mortgage Trust, Series 2018-C11, Class D, 3.00%, 06/15/51 (a),(b),(c)	$2,492,000	1,637,514
Velocity Commercial Capital Loan Trust,
Series 2019-2, Class M5, 4.93%, 07/25/49 (a),(b),(d)	220,250	183,104
Series 2019-2, Class M6, 6.30%, 07/25/49 (a),(b),(d)	409,611	325,190
VNDO Mortgage Trust, Series 2016-350P, Class E, 4.03%, 01/10/35 (a),(b),(c)	4,939,000	4,653,640
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class D, 3.96%, 12/15/47 (a),(b),(d)	299,000	230,785
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class D, 3.59%, 02/15/48 (a),(c)	1,453,000	946,894

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class D, 4.36%, 06/15/48 (b),(c),(d)	$4,204,000	$2,847,753
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class E, 2.63%, 04/15/50 (a),(c)	1,106,000	655,077
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class D, 3.21%, 10/15/49 (a),(c),(d)	6,075,000	4,597,924
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class D, 3.14%, 12/15/59 (a),(c)	5,964,000	4,424,286
Wells Fargo Commercial Mortgage Trust,
Series 2019-JWDR SEQ, Class E, 3.99%, 09/15/31 (a),(b),(c)	902,000	764,749
Series 2019-JWDR SEQ, Class F, 4.71%, 09/15/31 (a),(b),(c)	1,045,000	863,547
Series 2019-JWDR SEQ, Class G, 5.56%, 09/15/31 (a),(b),(d)	943,000	722,811
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class D, 4.84%, 12/15/46 (a),(b),(c)	2,106,000	1,415,934
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class D, 4.23%, 03/15/47 (a),(d)	362,000	296,726
WFRBS Commercial Mortgage Trust,
Series 2014-C22, Class C, 3.91%, 09/15/57 (b),(d)	1,561,000	1,435,125
Series 2014-C22, Class D, 4.05%, 09/15/57 (a),(b),(c)	3,759,000	2,634,567

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $477,286,206)		422,488,599

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 11.0%
Angel Oak Mortgage Trust, Series 2019-5 SEQ, Class B1, 3.96%, 10/25/49 (a),(b),(d)	100,000	91,568
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class B2, 6.29%, 03/25/49 (a),(b),(d)	113,000	105,292
Deephave Residential Mortgage Trust, Series 2019-2A, Class B2, 5.79%, 04/25/59 (a),(b),(d)	2,947,000	2,621,677
Deephaven Residential Mortgage Trust,
Series 2019-3A, Class B1, 4.26%, 07/25/59 (a),(b),(d)	301,000	282,137
Series 2019-3A, Class B2, 5.66%, 07/25/59 (a),(b),(d)	422,000	387,474
Ellington Financial Mortgage Trust, Series 2019-2, Class B1, 4.07%, 11/25/59 (a),(b),(d)	165,000	149,616
European Residential Loan Securitisation,
Series 2019-PL1, Class D, 1 mo. EURIBOR + 1.50%, 0.99%, 03/24/63 (b),(e)	€1,856,000	1,833,790
Series 2019-PL1, Class E, 1 mo. EURIBOR + 2.50%, 1.99%, 03/24/63 (b),(e)	1,856,000	1,757,742
Series 2019-PL1, Class F, 1 mo. EURIBOR + 3.50%, 2.99%, 03/24/63 (b),(e)	2,474,000	2,099,792
Federal Home Loan Mortgage Corp., Series 2017-HRP1, Class B1, 1 mo. USD LIBOR + 4.60%, 4.78%, 12/25/42 (b),(d)	$1,696,000	1,587,378

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Federal Home Loan Mortgage Corp., Series 2018-SPI2, Class M2B, 3.81%, 05/25/48 (a),(b),(d)	$3,823,000	$3,301,792
Federal Home Loan Mortgage Corp., Series 2019-HRP1, Class B1, 1 mo. USD LIBOR + 4.05%, 4.23%, 02/25/49 (a),(b),(d)	4,474,000	4,246,984
GCAT Trust, Series 2019-NQM2, Class B1, 4.01%, 09/25/59 (a),(b),(d)	100,000	92,228
Homeward Opportunities Fund, Series 2019-HOF, Class B1, 4.80%, 01/25/59 (a),(b),(c)	2,256,000	2,146,417
JEPSON,
Series 2019-1, Class D, 0.99%, 11/24/57 (b),(e)	€2,340,000	2,265,792
Series 2019-1, Class E, 0.99%, 11/24/57 (b),(e)	1,515,000	1,429,406
LHOME Mortgage Trust, Series 2019-RTL1, Class M, 6.90%, 10/25/23 (a),(d)	$1,484,000	1,232,067
LHOME Mortgage Trust, Series 2019-RTL2, Class M, 6.05%, 03/25/24 (a),(d)	500,000	404,233
LHOME Mortgage Trust, Series 2019-RTL2 SEQ, Class A2, 4.34%, 03/25/24 (a),(b),(d)	674,000	637,757
Mulcair Securities DAC,
Series 1 SEQ, Class D, 3 mo. EURIBOR + 1.50%, 1.31%, 04/24/71 (b),(e)	€1,509,000	1,596,074
Series 1 SEQ, Class E, 3 mo. EURIBOR + 1.50%, 1.31%, 04/24/71 (b),(e)	802,000	854,305
New Residential Mortgage LLC,
Series 2018-FNT2, Class E, 5.12%, 07/25/54 (a),(c)	$2,731,794	2,564,880
Series 2018-FNT2, Class F, 5.95%, 07/25/54 (a),(d)	3,561,396	3,281,645
New Residential Mortgage Loan, Series 2019-NQM2, Class B1, 5.21%, 04/25/49 (a),(b),(d)	647,000	611,517
Seasoned Credit Risk Transfer Trust, Series 2018-2, Class M, 4.75%, 11/25/57 (d)	5,459,000	5,189,501
Seasoned Credit Risk Transfer Trust, Series 2019-2, Class M, 4.75%, 08/25/58 (a),(b),(d)	1,438,000	1,368,324
Seasoned Credit Risk Transfer Trust Series, Series 2019-4, Class M, 4.50%, 02/25/59 (a),(b),(d)	3,057,000	2,849,074
SG Residential Mortgage Trust, Series 2019-3 SEQ, Class B1, 4.08%, 09/25/59 (a),(b),(d)	100,000	89,051
Spruce Hill Mortgage Loan Trust, Series 2018-SH1, Class B1, 4.99%, 04/29/49 (a),(b),(c)	1,972,000	1,851,108
STACR Trust, Series 2018-HRP1, Class B1, 1 mo. USD LIBOR + 3.75%, 3.93%, 04/25/43 (a),(b),(d)	1,895,000	1,774,895
STACR Trust, Series 2018-HRP2, Class B1, 1 mo. USD LIBOR + 4.20%, 4.38%, 02/25/47 (a),(b),(d)	3,307,000	3,077,926
Trinidad Mortgage Securities PLC,
Series 2018-1, Class C, 3 mo. GBP LIBOR + 1.60%, 2.24%, 01/24/59 (b),(e)	£2,113,299	2,515,357
Series 2018-1, Class D, 2.64%, 01/24/59 (b)	2,651,295	3,141,869
Series 2018-1, Class E, 3 mo. GBP LIBOR + 2.65%, 3.29%, 01/24/59 (b),(e)	2,082,710	2,469,818

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Verus Securitization Trust, Series 2019-1, Class B1, 5.31%, 02/25/59 (a),(b),(c)	$1,980,000	$1,885,222
Verus Securitization Trust, Series 2019-4, Class B1, 3.86%, 11/25/59 (a),(b),(d)	100,000	90,361
Verus Securitization Trust, Series 2019-INV1 SEQ, Class B1, 4.99%, 12/25/59 (a),(d)	275,000	258,213
Verus Securitization Trust, Series 2019-INV2, Class B1, 4.45%, 07/25/59 (a),(b),(d)	288,000	263,809

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (COST $68,222,297)		62,406,091

INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.1%
California Housing Finance, Rev., Series 2019 X, 0.29%, 01/15/35 (b),(d),(f)	7,183,151	165,888
CFK Trust, Series 2020-MF2, Class X, 1.24%, 03/15/39 (a),(b),(c),(f)	32,092,000	1,480,163
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class XD, 1.33%, 12/15/72 (a),(b),(d),(f)	4,905,000	427,333
Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class XD, 0.74%, 11/10/52 (a),(b),(d),(f)	4,867,000	230,758
Commercial Mortgage Trust, Series 2010-C1, Class XWA, 1.84%, 07/10/46 (a),(b),(d),(f)	89,005	28
CoreVest American Finance Trust, Series 2019-2, Class XA, 2.56%, 06/15/52 (a),(b),(d),(f)	4,440,959	442,965
Corevest American Finance Trust, Series 2019-3, Class XA, 2.19%, 10/15/52 (a),(b),(c),(f)	15,616,983	1,335,756
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class XA, 0.90%, 08/15/48 (b),(d),(f)	25,514,855	651,060
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class UESX, 0.20%, 10/15/32 (a),(b),(d),(f)	92,814,500	237,011
CSAIL Commercial Mortgage Trust, Series 2019-C18, Class XD, 1.58%, 12/15/52 (a),(b),(d),(f),(i)	3,645,000	381,370
DC Office Trust, Series 2019-MTC, Class X, 0.21%, 09/15/45 (a),(b),(d),(f)	45,296,000	514,218
Federal Home Loan Mortgage Corp., Series K-1514, Class X3, 2.86%, 10/25/34 (b),(f)	11,279,000	2,793,381
Federal Home Loan Mortgage Corp., Series K049, Class X3, 1.60%, 10/25/43 (b),(d),(f)	831,000	57,285
Federal Home Loan Mortgage Corp., Series K062, Class X3, 2.14%, 01/25/45 (b),(f)	47,462,053	5,287,425
Federal Home Loan Mortgage Corp., Series K077, Class X3, 2.30%, 05/25/28 (b),(f)	18,666,809	2,601,438
Federal Home Loan Mortgage Corp., Series K083, Class X3, 2.37%, 10/25/28 (b),(f)	26,880,916	3,941,807

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Federal Home Loan Mortgage Corp., Series K086, Class X3, 2.38%, 11/25/46 (b),(d),(f)	$6,271,000	$941,592
Federal Home Loan Mortgage Corp., Series K089, Class X3, 2.37%, 01/25/46 (b),(d),(f)	6,715,000	1,043,972
Federal Home Loan Mortgage Corp., Series K095, Class X3, 2.17%, 08/25/47 (b),(d),(f)	4,356,000	638,424
Federal Home Loan Mortgage Corp., Series K102, Class X3, 1.96%, 12/25/46 (b),(d),(f)	18,056,000	2,382,950
Federal Home Loan Mortgage Corp., Series K105, Class X3, 2.04%, 06/25/30 (b),(d),(f)	13,835,000	1,912,416
Federal Home Loan Mortgage Corp.,
Series K157, Class X1, 0.16%, 08/25/33 (b),(f)	433,123,588	2,719,236
Series K157, Class X3, 3.34%, 09/25/33 (b),(f)	9,502,000	2,629,816
Federal Home Loan Mortgage Corp., Series KG01, Class X3, 3.23%, 05/25/29 (b),(d),(f)	1,961,000	411,459
Federal Home Loan Mortgage Corp., Series KLU1, Class X3, 4.10%, 01/25/31 (b),(c),(d),(f)	14,946,526	2,696,089
Federal Home Loan Mortgage Corp.,
Series KLU2, Class X1, 1.16%, 08/25/29 (b),(f)	45,650,595	3,258,165
Series KLU2, Class X3, 4.10%, 08/25/29 (b),(d),(f)	6,780,286	1,522,288
Federal Home Loan Mortgage Corp., Series KS11, Class XFX, 1.76%, 06/25/29 (b),(d),(f)	9,694,000	994,914
Federal Home Loan Mortgage Corp., Series KW01, Class X3, 4.20%, 03/25/29 (b),(f)	9,077,000	1,604,951
Federal Home Loan Mortgage Corp., Series KW08, Class X3, 3.29%, 10/25/31 (b),(d),(f)	6,658,000	1,347,001
Federal Home Loan Mortgage Corp., Series KW09, Class X3, 3.11%, 06/25/29 (b),(d),(f)	2,231,000	444,776
Federal Home Loan Mortgage Corp., Series KW10, Class X3, 2.81%, 10/25/32 (b),(d),(f)	2,765,000	507,714
GS Mortgage Securities Corp. II, Series 2017-SLP, Class XB, 0.61%, 10/10/32 (a),(b),(d),(f)	35,804,000	348,824
GS Mortgage Securities Corp. Trust, Series 2014-GC20, Class XA, 1.22%, 04/10/47 (b),(d),(f)	5,103,693	133,865
GS Mortgage Securities Corp. Trust, Series 2018-HULA, Class XCP, 0.00%, 01/15/25 (a),(b),(d),(f)	92,471,000	1,221
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class XCP, 0.93%, 12/15/36 (a),(b),(d),(f)	19,594,000	83,537
GS Mortgage Securities Trust, Series 2019-GC40, Class XD, 1.30%, 07/10/52 (a),(b),(d),(f)	1,000,000	86,958
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class XD, 1.56%, 11/13/52 (a),(b),(d),(f)	4,171,000	428,526
MFT Trust, Series 2020-ABC, Class XA, 0.12%, 02/06/30 (a),(b),(d),(f)	30,082,000	390,702

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value
Real Estate Asset Liquidity Trust, Series 2019-1A, Class X, 1.48%, 06/12/54 (b),(f)	C $	82,951,991	$4,170,956

TOTAL INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $51,510,172)			51,248,238

COLLATERALIZED DEBT OBLIGATIONS — 0.6%
Nomura CRE CDO Ltd.,
Series 2007-2A, Class D, 3 mo. USD LIBOR + ..45%, 2.60%, 05/21/42 (a),(b),(d)		$6,315,150	3,159,675
Series 2007-2A, Class E, 3 mo. USD LIBOR + ..50%, 2.65%, 05/21/42 (a),(b),(d),(g)		5,879,035	11,346
Series 2007-2A, Class F, 3 mo. USD LIBOR + ..60%, 2.75%, 05/21/42 (a),(b),(d),(g)		8,027,748	15,494

TOTAL COLLATERALIZED DEBT OBLIGATIONS (COST $4,391,914)			3,186,515

BANK LOAN — 4.1%
Bulldog Purchaser, Inc., 2018 Term Loan, 3 mo. LIBOR + 3.75%, 4.82%, 09/05/25 (b)		7,323,785	6,335,074
Casablanca US Holdings, Inc., 2018 1st Lien Term Loan, 3 mo. LIBOR + 4.00%, 4.76%, 03/29/24 (b)		25,151,621	16,276,746
Marriott Ownership Resorts, Inc., 2019 Term Loan B, 1 mo. LIBOR + 1.75%, 1.93%, 08/29/25 (b)		114,436	107,070
Switch, Ltd., 2017 Term Loan B1, 1 mo. LIBOR + 2.25%, 2.43%, 06/27/24 (b)		299,568	293,452

TOTAL BANK LOAN (COST $31,271,295)			23,012,342

HIGH YIELD BONDS & NOTES — 3.8%
CPUK Finance Ltd., 4.25%, 02/28/47 (a)		£267,000	314,242
Diamond Resorts International, Inc., 7.75%, 09/01/23 (a),(c),(d)		10,618,000	10,242,399
ESH Hospitality, Inc., 4.63%, 10/01/27 (a),(d)		$164,000	154,237
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.13%, 12/01/24 (c)		10,764,000	10,817,804
Marriott Ownership Resorts, Inc., 4.75%, 01/15/28 (a),(d)		212,000	191,635

TOTAL HIGH YIELD BONDS & NOTES (COST $22,288,096)			21,720,317

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value

CONVERTIBLE BONDS — 0.3%
RWT Holdings, Inc., 5.75%, 10/01/25 (a),(d)		$2,012,000	$1,632,532

TOTAL CONVERTIBLE BONDS (COST $2,012,000)			1,632,532

TOTAL LONG-TERM INVESTMENTS (COST $656,981,980)			585,694,634

TOTAL INVESTMENTS IN SECURITIES — 103.7% (COST $656,981,980)			585,694,634

SECURITIES SOLD SHORT — (0.8)%
FOREIGN GOVERNMENT OBLIGATIONS — (0.8)%
Canadian Government Bond, 1.00%, 09/01/22	C$	6,332,000	(4,723,384)

TOTAL SECURITIES SOLD SHORT (PROCEEDS $4,700,261)			(4,723,384)

Other Assets and Liabilities (h) — (2.9)%			(16,320,889)

Net Assets — 100.0%			$564,650,361

Footnote Legend:

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration. At June 30, 2020, the total value of Rule 144A securities was $377,827,155, representing 66.91% of the Fund’s net assets. Commercial Mortgage-Backed Securities and Residential Mortgage-Backed Securities are typically sold in Rule 144A offerings.

(b)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and spread in their description above. Rate presented is as of June 30, 2020.

(c)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(d)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(e)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(f)

Security is an Interest Only (IO) bond, which represents the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

(g)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(h)	Assets, other than investments in securities, less liabilities other than securities sold short.
(i)	Security is a mortgage-backed securities (“MBS”) collateralized by properties owned by investment vehicles that are advised by an affiliate of the Investment Manager.

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Reverse Repurchase Agreements Outstanding at June 30, 2020

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Citigroup Global Markets	2.58%	06/15/20	07/15/20	$894,000	$895,027
Deutsche Bank AG	2.21%	04/13/20	07/13/20	661,000	664,208
Deutsche Bank AG	2.21%	04/13/20	07/13/20	1,511,000	1,518,333
Deutsche Bank AG	2.21%	04/13/20	07/13/20	368,000	369,786
Deutsche Bank AG	2.21%	04/13/20	07/13/20	575,000	577,790
Deutsche Bank AG	2.21%	04/13/20	07/13/20	1,218,000	1,223,911
Deutsche Bank AG	2.21%	04/13/20	07/13/20	869,000	873,217
Deutsche Bank AG	2.21%	04/13/20	07/13/20	961,000	965,663
Deutsche Bank AG	2.21%	04/13/20	07/13/20	424,000	426,058
Deutsche Bank AG	2.21%	04/13/20	07/13/20	410,000	411,990
Deutsche Bank AG	2.21%	04/13/20	07/13/20	382,000	383,854
Deutsche Bank AG	2.21%	04/13/20	07/13/20	1,014,000	1,018,921
Deutsche Bank AG	2.21%	04/13/20	07/13/20	164,000	164,796
Deutsche Bank AG	2.21%	04/13/20	07/13/20	658,000	661,193
Deutsche Bank AG	2.21%	04/13/20	07/13/20	4,243,000	4,263,590
Deutsche Bank AG	2.21%	04/13/20	07/13/20	489,000	491,373
Deutsche Bank AG	2.21%	04/13/20	07/13/20	606,000	608,941
Deutsche Bank AG	2.31%	04/13/20	07/13/20	1,244,000	1,250,310
Deutsche Bank AG	2.31%	04/13/20	07/13/20	894,000	898,535
Deutsche Bank AG	2.31%	04/13/20	07/13/20	703,000	706,566
Deutsche Bank AG	2.31%	04/13/20	07/13/20	2,949,000	2,963,958
Deutsche Bank AG	2.31%	04/13/20	07/13/20	2,459,000	2,471,473
Deutsche Bank AG	2.31%	04/13/20	07/13/20	690,000	693,500
Deutsche Bank AG	2.31%	04/13/20	07/13/20	1,230,000	1,236,239
Deutsche Bank AG	2.31%	04/13/20	07/13/20	534,000	536,709
Deutsche Bank AG	2.31%	04/13/20	07/13/20	4,074,000	4,094,664
Deutsche Bank AG	2.31%	04/13/20	07/13/20	1,913,000	1,922,703
Deutsche Bank AG	2.31%	04/13/20	07/13/20	2,873,000	2,887,572
Deutsche Bank AG	2.31%	04/13/20	07/13/20	653,000	656,312
Deutsche Bank AG	2.31%	04/13/20	07/13/20	1,244,000	1,250,310
Deutsche Bank AG	2.31%	04/13/20	07/13/20	719,000	722,647
Morgan Stanley Bank, N.A.	1.95%	05/06/20	08/06/20	985,000	987,984
Morgan Stanley Bank, N.A.	1.95%	05/06/20	08/06/20	770,000	772,333
Morgan Stanley Bank, N.A.	1.95%	05/06/20	08/06/20	1,392,000	1,396,217
Morgan Stanley Bank, N.A.	1.95%	05/06/20	08/06/20	2,948,000	2,956,931
Morgan Stanley Bank, N.A.	1.95%	05/06/20	08/06/20	1,688,000	1,693,114
Morgan Stanley Bank, N.A.	2.26%	06/29/20	09/29/20	1,320,000	1,320,165
Morgan Stanley Bank, N.A.	2.26%	06/29/20	09/29/20	1,473,000	1,473,185
Morgan Stanley Bank, N.A.	2.26%	06/29/20	09/29/20	863,000	863,108
Morgan Stanley Bank, N.A.	2.26%	06/29/20	09/29/20	1,122,000	1,122,141
Morgan Stanley Bank, N.A.	2.26%	06/29/20	09/29/20	968,000	968,121
Morgan Stanley Bank, N.A.	2.26%	06/29/20	09/29/20	1,094,000	1,094,137
Morgan Stanley Bank, N.A.	2.26%	06/29/20	09/29/20	1,033,000	1,033,129

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Morgan Stanley Bank, N.A.	2.26%	06/29/20	09/29/20	$1,100,000	$1,100,138
Morgan Stanley Bank, N.A.	2.26%	06/29/20	09/29/20	954,000	954,120
Morgan Stanley Bank, N.A.	2.33%	04/14/20	07/14/20	8,065,000	8,105,738
Morgan Stanley Bank, N.A.	2.33%	04/14/20	07/14/20	2,848,000	2,862,386
Morgan Stanley Bank, N.A.	2.38%	04/14/20	07/14/20	9,364,000	9,412,314
RBC (Barbados) Trading Bank Corporation	1.44%	05/15/20	08/14/20	3,543,000	3,549,672
RBC (Barbados) Trading Bank Corporation	1.58%	06/04/20	09/04/20	1,333,000	1,334,580
RBC (Barbados) Trading Bank Corporation	2.00%	05/06/20	07/30/20	4,120,000	4,132,823
RBC (Barbados) Trading Bank Corporation	2.06%	05/04/20	08/04/20	1,466,000	1,470,856
RBC (Barbados) Trading Bank Corporation	2.50%	05/06/20	07/30/20	722,000	724,809
RBC (Barbados) Trading Bank Corporation	2.50%	05/06/20	07/30/20	605,000	607,354
RBC (Barbados) Trading Bank Corporation	2.50%	05/06/20	07/30/20	528,000	530,054
RBC (Barbados) Trading Bank Corporation	2.50%	05/06/20	07/30/20	972,000	975,781
RBC (Barbados) Trading Bank Corporation	2.50%	05/06/20	07/30/20	4,009,000	4,024,596
RBC (Barbados) Trading Bank Corporation	2.50%	05/06/20	07/30/20	554,000	556,155
RBC (Barbados) Trading Bank Corporation	2.50%	05/06/20	07/30/20	922,000	925,587
RBC (Barbados) Trading Bank Corporation	2.50%	05/06/20	07/30/20	582,000	584,264
RBC (Barbados) Trading Bank Corporation	3.04%	04/23/20	07/23/20	4,980,000	5,009,045
RBC (Barbados) Trading Bank Corporation	3.64%	04/23/20	07/23/20	837,000	842,844
RBC (Barbados) Trading Bank Corporation	3.64%	04/23/20	07/23/20	2,634,000	2,652,392
RBC (Barbados) Trading Bank Corporation	3.64%	04/23/20	07/23/20	1,846,000	1,858,890
RBC (Barbados) Trading Bank Corporation	3.64%	04/23/20	07/23/20	1,037,000	1,044,241
RBC (Barbados) Trading Bank Corporation	3.64%	04/23/20	07/23/20	1,627,000	1,638,360
RBC (Barbados) Trading Bank Corporation	3.64%	04/23/20	07/23/20	1,176,000	1,184,211
RBC (Barbados) Trading Bank Corporation	3.69%	04/23/20	07/23/20	322,000	324,279

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
RBC (Barbados) Trading Bank Corporation	3.69%	04/23/20	07/23/20	$1,713,000	$1,725,125
RBC (Barbados) Trading Bank Corporation	3.69%	04/23/20	07/23/20	1,783,000	1,795,621
RBC (Barbados) Trading Bank Corporation	3.69%	04/23/20	07/23/20	2,470,000	2,487,483
RBC (Barbados) Trading Bank Corporation	3.69%	04/23/20	07/23/20	3,628,000	3,653,680
RBC (Barbados) Trading Bank Corporation	3.69%	04/23/20	07/23/20	2,815,000	2,834,925
RBC (Barbados) Trading Bank Corporation	3.74%	04/23/20	07/23/20	2,066,000	2,080,822
Royal Bank of Canada (London)	0.87%	11/04/19	11/04/20	1,235,577	1,242,647
Royal Bank of Canada (London)	1.02%	11/04/19	11/04/20	1,179,414	1,187,321
Royal Bank of Canada (London)	1.74%	05/11/20	08/11/20	5,498,715	5,512,136
Royal Bank of Canada (London)	1.80%	06/08/20	12/08/20	1,298,009	1,299,509
Royal Bank of Canada (London)	2.05%	06/08/20	12/08/20	4,975,618	4,982,164
Royal Bank of Canada (NY)	2.39%	05/18/20	08/18/20	4,018,000	4,029,716
Royal Bank of Canada (NY)	2.46%	06/29/20	09/29/20	1,861,000	1,861,254
Societe Generale Americas	1.22%	06/16/20	09/16/20	4,925,000	4,927,505
Societe Generale Americas	1.22%	06/16/20	09/16/20	2,557,000	2,558,301
Societe Generale Americas	1.22%	06/16/20	09/16/20	3,101,000	3,102,577
Societe Generale Americas	1.32%	05/14/20	08/14/20	2,519,000	2,523,447
Societe Generale Americas	1.37%	05/07/20	08/07/20	3,939,000	3,947,269
Societe Generale Americas	1.37%	05/07/20	08/07/20	6,612,000	6,625,880
Societe Generale Americas	2.22%	04/09/20	07/09/20	5,011,000	5,036,647
Societe Generale Americas	2.55%	05/20/20	08/20/20	540,000	541,605

Total Reverse Repurchase Agreements Outstanding				$173,173,333	$173,851,837

Forward Foreign Currency Exchange Contracts Outstanding at June 30, 2020

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	339,400	GBP	262,000	Citibank, N.A.	08/28/20	$15,558
USD	8,485,442	GBP	7,359,000	Citibank, N.A.	07/24/20	(609,218)
USD	2,398,728	EUR	2,192,000	Citibank, N.A.	07/24/20	(64,706)
USD	12,628,478	EUR	11,682,000	Citibank, N.A.	08/17/20	(505,540)
USD	451,051	EUR	412,000	Citibank, N.A.	11/05/20	(13,066)
USD	1,968,489	GBP	1,611,000	Citibank, N.A.	08/24/20	(22,721)
USD	2,668,035	EUR	2,354,000	Citibank, N.A.	12/08/20	13,830
USD	3,692,206	EUR	3,273,000	Citibank, N.A.	09/23/20	9,212
USD	5,665,229	EUR	5,012,000	Citibank, N.A.	12/29/20	10,837

Total Forward Foreign Currency Exchange Contracts Outstanding						$(1,165,814)

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at June 30, 2020

Reference Obligation	Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.8	(3.00)%	1M	10/17/2057	Citigroup Global Markets, Inc.	593,000 USD	$134,730	$15,418	$119,312
CMBX.NA.BBB-.8	(3.00)%	1M	10/17/2057	Citigroup Global Markets, Inc.	1,039,000 USD	236,061	29,101	206,960
CMBX.NA.BBB-.8	(3.00)%	1M	10/17/2057	Citigroup Global Markets, Inc.	2,083,000 USD	473,258	57,454	415,804
CMBX.NA.BBB-.8	(3.00)%	1M	10/17/2057	Morgan Stanley Capital Services LLC	56,000 USD	12,723	11,500	1,223
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	2,430,000 USD	471,177	172,005	299,172
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	378,000 USD	73,294	26,626	46,668
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	956,000 USD	185,368	40,345	145,023
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	251,000 USD	48,669	5,991	42,678
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	11,000 USD	2,133	159	1,974
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	21,000 USD	4,072	195	3,877
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	801,000 USD	155,314	45,965	109,349
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	723,000 USD	140,190	29,152	111,038
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	800,000 USD	155,120	40,650	114,470
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	8,000 USD	1,551	33	1,518
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	298,000 USD	57,782	1,454	56,328
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	395,000 USD	76,590	1,431	75,159
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	60,000 USD	11,634	278	11,356
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Citigroup Global Markets, Inc.	22,000 USD	4,389	6,554	(2,165)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Citigroup Global Markets, Inc.	22,000 USD	4,389	5,779	(1,390)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Citigroup Global Markets, Inc.	22,000 USD	4,389	5,304	(915)

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Reference Obligation	Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Citigroup Global Markets, Inc.	87,000 USD	$17,356	$16,773	$583
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Citigroup Global Markets, Inc.	22,000 USD	4,389	4,009	380
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Citigroup Global Markets, Inc.	22,000 USD	4,389	4,111	278
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Citigroup Global Markets, Inc.	22,000 USD	4,389	3,697	692
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Citigroup Global Markets, Inc.	22,000 USD	4,389	5,547	(1,158)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Citigroup Global Markets, Inc.	22,000 USD	4,389	4,622	(233)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Citigroup Global Markets, Inc.	22,000 USD	4,389	4,867	(478)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	J.P. Morgan Securities LLC	2,234,000 USD	445,683	462,385	(16,702)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Merrill Lynch Capital Services, Inc.	450,000 USD	89,775	13,337	76,438
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	21,000 USD	4,190	6,225	(2,035)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	43,000 USD	8,578	15,154	(6,576)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	43,000 USD	8,578	14,748	(6,170)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	43,000 USD	8,578	14,715	(6,137)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	43,000 USD	8,578	15,154	(6,576)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	43,000 USD	8,578	14,312	(5,734)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	43,000 USD	8,578	12,083	(3,505)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	43,000 USD	8,579	11,436	(2,857)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	43,000 USD	8,579	13,670	(5,091)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	43,000 USD	8,579	12,293	(3,714)

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Reference Obligation	Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	43,000 USD	$8,579	$13,220	$(4,641)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	43,000 USD	8,579	13,073	(4,494)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	21,000 USD	4,190	5,958	(1,768)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	21,000 USD	4,190	5,828	(1,638)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	43,000 USD	8,579	10,887	(2,308)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	3,891,000 USD	776,254	840,935	(64,681)
CMBX.NA.BBB-.11	(3.00)%	1M	11/18/2054	Citigroup Global Markets, Inc.	29,000 USD	5,913	2,607	3,306
CMBX.NA.BBB-.11	(3.00)%	1M	11/18/2054	Credit Suisse International	298,000 USD	60,762	28,626	32,136

Total OTC Credit Default Swaps on Index (Buy Protection)						$3,790,422	$2,065,666	$1,724,756

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at June 30, 2020

Reference Obligation	Rating(a)	Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(b)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.10	A	2.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	401,000 USD	$(34,593)	$(6,396)	$(28,197)
CMBX.NA.A.10	A	2.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	401,000 USD	(34,593)	(7,003)	(27,590)
CMBX.NA.A.10	A	2.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	401,000 USD	(34,593)	(6,153)	(28,440)
CMBX.NA.A.10	A	2.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	802,000 USD	(69,186)	(12,549)	(56,637)
CMBX.NA.A.10	A	2.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	802,000 USD	(69,186)	(12,549)	(56,637)
CMBX.NA.AA.1	AA	0.25%	1M	10/12/2052	Goldman Sachs International	5,921,926 USD	(514,961)	(940,147)	425,186
CMBX.NA.AA.1	AA	0.25%	1M	10/12/2052	Goldman Sachs International	421,999 USD	(36,696)	(52,753)	16,057
CMBX.NA.AA.4	AA	1.65%	1M	2/18/2051	Goldman Sachs International	104,651 USD	(29,347)	(35,922)	6,575
CMBX.NA.AA.4	AA	1.65%	1M	2/21/2051	Goldman Sachs International	2,144,466 USD	(601,362)	(825,925)	224,563
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	528,000 USD	(119,962)	(37,832)	(82,130)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	857,000 USD	(194,710)	(56,273)	(138,437)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	31,000 USD	(7,043)	(2,676)	(4,367)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	852,000 USD	(193,574)	(67,580)	(125,994)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	426,000 USD	(96,787)	(33,890)	(62,897)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	96,000 USD	(21,811)	(6,578)	(15,233)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	178,000 USD	(40,442)	(13,385)	(27,057)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	300,000 USD	(68,160)	(26,876)	(41,284)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	300,000 USD	(68,160)	(26,334)	(41,826)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	168,000 USD	(38,170)	(14,618)	(23,552)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	264,000 USD	(59,981)	(22,460)	(37,521)

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Reference Obligation	Rating(a)	Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(b)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	507,000 USD	$(115,190)	$(40,803)	$(74,387)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	806,000 USD	(183,123)	(65,086)	(118,037)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	446,000 USD	(101,331)	(38,704)	(62,627)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	185,000 USD	(42,032)	(16,486)	(25,546)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	338,000 USD	(76,794)	(32,433)	(44,361)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	104,000 USD	(23,629)	(6,492)	(17,137)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	479,000 USD	(108,829)	(28,154)	(80,675)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	220,000 USD	(49,984)	(9,783)	(40,201)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	359,000 USD	(81,565)	(9,060)	(72,505)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	142,000 USD	(32,262)	(5,807)	(26,455)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	183,000 USD	(41,578)	(19,247)	(22,331)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	358,000 USD	(81,338)	(15,869)	(65,469)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	358,000 USD	(81,338)	(16,302)	(65,036)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	1,865,000 USD	(423,728)	(122,773)	(300,955)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	2,262,000 USD	(513,926)	(168,344)	(345,582)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	1,881,000 USD	(427,363)	(166,813)	(260,550)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	941,000 USD	(213,795)	(87,161)	(126,634)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	796,000 USD	(180,851)	(81,271)	(99,580)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	1,552,000 USD	(352,614)	(184,932)	(167,682)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	960,000 USD	(218,112)	(144,973)	(73,139)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	1,304,000 USD	(296,269)	(203,631)	(92,638)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	220,000 USD	(49,984)	(33,053)	(16,931)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	345,000 USD	(78,384)	(8,994)	(69,390)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	240,000 USD	(46,536)	(19,561)	(26,975)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	782,000 USD	(151,630)	(60,205)	(91,425)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	782,000 USD	(151,630)	(59,569)	(92,061)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	223,000 USD	(43,240)	(16,809)	(26,431)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	285,000 USD	(55,261)	(22,490)	(32,771)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	569,000 USD	(110,329)	(44,592)	(65,737)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	773,000 USD	(149,885)	(58,248)	(91,637)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	1,611,000 USD	(312,373)	(112,733)	(199,640)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	228,000 USD	(44,209)	(18,041)	(26,168)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	928,000 USD	(179,939)	(91,900)	(88,039)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Merrill Lynch Capital Services, Inc.	1,207,000 USD	(234,037)	(86,439)	(147,598)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse International	162,000 USD	(32,319)	(8,861)	(23,458)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse International	96,000 USD	(19,152)	(5,127)	(14,025)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse International	1,077,000 USD	(214,861)	(72,776)	(142,085)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse International	269,000 USD	(53,665)	(21,966)	(31,699)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse International	1,226,000 USD	(244,587)	(93,026)	(151,561)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse International	1,158,000 USD	(231,021)	(71,404)	(159,617)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	604,000 USD	(120,498)	(24,764)	(95,734)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	1,619,000 USD	(322,991)	(97,047)	(225,944)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	2,023,000 USD	(403,589)	(88,672)	(314,917)
CMBX.NA.BBB-.11	BBB-	3.00%	1M	11/18/2054	J.P. Morgan Securities LLC	327,000 USD	(66,675)	(21,838)	(44,837)

Total OTC Credit Default Swaps on Index (Sell Protection)							$(9,295,763)	$(4,810,138)	$(4,485,625)

(a)	Using the higher of the S&P’s or Moody’s ratings. NR represents a security that is not rated.
(b)

The maximum potential amount the Consolidated Master Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

OTC Credit Default Swaps on Single-Name Issues (Buy Protection) — Outstanding at June 30, 2020

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Kohl’s Corporation	(1.00)%	3M	12/20/2022	Morgan Stanley Capital Services LLC	6,826,000 USD	$289,182	$440,355	$(151,173)
Kohl’s Corporation	(1.00)%	3M	12/22/2022	JPMorgan Chase Bank, N.A.	19,980,000 USD	846,449	1,016,877	(170,428)
Kroger Co.	(1.00)%	3M	12/20/2022	Goldman Sachs International	32,849,000 USD	(708,893)	93,288	(802,181)
Macy’s, Inc.	(1.00)%	3M	12/20/2022	Goldman Sachs International	6,577,000 USD	1,326,313	613,564	712,749
Macy’s, Inc.	(1.00)%	3M	12/20/2022	JPMorgan Chase Bank, N.A.	6,577,000 USD	1,326,313	665,418	660,895
Macy’s, Inc.	(1.00)%	3M	12/20/2022	Morgan Stanley Capital Services LLC	10,239,000 USD	2,064,789	1,181,783	883,006
Target Corporation	(1.00)%	3M	12/20/2022	Goldman Sachs International	17,066,000 USD	(385,137)	(378,017)	(7,120)

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)						$4,759,016	$3,633,268	$1,125,748

OTC Total Return Swaps Outstanding at June 30, 2020

Reference Instrument	Maturity Date	Payment Frequency	Counterparty	Financing Rate	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Alpha Group SARL	01/29/2025	3M	Citibank, N.A.	E + 1.10(a)	1,265,000 EUR	$(218,446)	$—	$(218,446)
Bulldog Purchaser Inc	09/05/2025	3M	Societe Generale	L + 3.75(b)	7,323,785 USD	415,013	—	415,013
Casablanca US Holdings, Inc.	03/29/2024	3M	Citibank, N.A.	L + 1.10(b)	68,425,000 USD	(23,459,853)	—	(23,459,853)
Casablanca US Holdings, Inc.	03/29/2024	3M	Citibank, N.A.	L + 1.10(b)	343,725 USD	(113,551)	—	(113,551)
Casablanca US Holdings, Inc.	03/29/2024	3M	Citibank, N.A.	L + 1.10(b)	700,460 USD	(206,009)	—	(206,009)
Compass III	05/09/2025	6M	Citibank, N.A.	E + 1.10(c)	1,438,000 EUR	(175,742)	—	(175,742)
Diamond Resorts International, Inc.	09/02/2023	1M	Citibank, N.A.	L + 1.10(d)	13,060,004 USD	2,165,786	—	2,165,786

Total OTC Total Return Swaps						$(21,592,802)	$—	$(21,592,802)

(a)	E = 3 month EURIBOR

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(b)	L = 3 month LIBOR
(c)	E = 6 month EURIBOR
(d)	L = 1 month LIBOR

Centrally Cleared Interest Rate Swaps Outstanding at June 30, 2020

Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month Libor	1.66%	3M	06/17/2025	Citibank, N.A.	25,000,000 USD	$(1,674,644)	$—	$(1,674,644)
Receives	Three-Month Libor	1.84%	3M	01/22/2025	Citibank, N.A.	10,000,000 USD	(757,124)	—	(757,124)
Receives	Three-Month Libor	2.35%	3M	11/8/2024	Citibank, N.A.	3,000,000 USD	(277,466)	—	(277,466)
Receives	Three-Month Libor	2.37%	3M	11/1/2024	Citibank, N.A.	4,000,000 USD	(371,323)	—	(371,323)
Receives	Three-Month Libor	2.42%	3M	10/24/2024	Citibank, N.A.	2,000,000 USD	(189,100)	—	(189,100)
Receives	Three-Month Libor	2.58%	3M	08/25/2025	Citibank, N.A.	7,000,000 USD	(865,875)	—	(865,875)
Receives	Three-Month Libor	2.67%	3M	09/13/2028	Citibank, N.A.	5,000,000 USD	(908,386)	—	(908,386)
Receives	Three-Month Libor	2.72%	3M	09/8/2028	Citibank, N.A.	1,000,000 USD	(185,225)	—	(185,225)
Receives	Three-Month Libor	2.72%	3M	08/8/2028	Citibank, N.A.	5,000,000 USD	(928,924)	—	(928,924)
Receives	Three-Month Libor	2.86%	3M	02/24/2023	Citibank, N.A.	15,000,000 USD	(1,193,950)	—	(1,193,950)
Receives	Three-Month Libor	3.00%	3M	03/14/2023	Citibank, N.A.	100,000,000 USD	(8,375,429)	—	(8,375,429)
Receives	Three-Month Libor	3.01%	3M	03/14/2025	Citibank, N.A.	105,000,000 USD	(14,281,176)	—	(14,281,176)

Total Centrally Cleared Interest Rate Swaps Outstanding							$(30,008,622)	$—	$(30,008,622)

Abbreviation Legend:
1M	Monthly
3M	Quarterly
6M	Semi-Annually
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
OTC	Over the Counter
Currency Legend
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Statement of Assets and Liabilities

As of June 30, 2020 (Unaudited)

Assets:
Investments in securities, at fair value (cost $656,981,980)	$585,694,634
Cash	81,173,460
Cash denominated in foreign currencies (cost of $161,358)	65,228
Cash collateral segregated for counterparties for securities sold short	5,523,325
Cash collateral segregated for counterparties for swaps	78,558,511
Cash collateral segregated for broker for reverse repurchase agreements	35,473,909
Unrealized appreciation on forward foreign currency exchange contracts	49,437
Income receivable	3,597,984
Receivable for investments sold	84,849
Receivable for periodic payments from swap contracts	536,518
Variation margin receivable on centrally cleared swaps	830,869
Swap contracts, at fair value (net premiums paid $5,983,663)	12,224,267

Total assets	803,812,991

Liabilities:
Securities sold short, at fair value (proceeds of $4,700,261)	4,723,384
Unrealized depreciation on forward foreign currency exchange contracts	1,215,251
Payable for reverse repurchase agreements	173,851,837
Payable for investments purchased	7,125,700
Payable for shares repurchased	15,451,255
Swap contracts, at fair value (net premiums received $5,094,867)	34,563,394
Interest payable on securities sold short	36,860
Management Fees payable	1,370,816
Payable to Affiliate	56,130
Accrued expenses and other liabilities	768,003

Total liabilities	239,162,630

Commitments and contingencies (Note 2)
Net assets	$564,650,361

Components of Net Assets:
Investors’ equity	$690,635,271
Net unrealized depreciation	(125,984,910)

Net assets	$564,650,361

Shares of beneficial interest outstanding, $0.001 par value, unlimited shares authorized	550,590

Net asset value per share	$1,025.54

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Statement of Operations

For the Six-Months Ended June 30, 2020 (Unaudited)

Investment Income:
Interest	$16,808,129

Total investment income	16,808,129

Expenses:
Management Fees	6,658,754
Administration fees	135,148
Custodian and accounting fees	327,873
Trustees’ fees and expenses	158,407
Transfer Agent fees	90,483
Registration fees	21,613
Professional fees	470,811
Interest on securities sold short	39,522
Interest expense on reverse repurchase agreements	3,380,227
Insurance	90,623
Other expenses	73,253

Total expenses	11,446,714

Management Fees waived by Investment Manager	(3,329,377)

Net expenses	8,117,337

Net investment income	8,690,792

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments in securities	(44,342,875)
Securities sold short	(452,764)
Forward foreign currency exchange contracts	1,543,493
Foreign currency transactions	273,380
Options written	55,245
Swap contracts	(35,549,305)

Net realized loss	(78,472,826)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	(110,585,720)
Securities sold short	288,202
Forward foreign currency exchange contracts	(85,806)
Foreign currency translations	1,705,141
Options written	(46,735)
Swap contracts	(22,932,309)

Net change in unrealized depreciation	(131,657,227)

Net realized and unrealized loss	(210,130,053)

Net decrease in net assets resulting from operations	$(201,439,261)

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Statement of Changes in Net Assets

	Six-Months Ended 6/30/2020 (unaudited)	Year Ended 12/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,690,792	$14,881,941
Net realized gain (loss)	(78,472,826)	38,077,758
Net change in unrealized appreciation (depreciation)	(131,657,227)	34,331,937

Net increase (decrease) in net assets resulting from operations	(201,439,261)	87,291,636

Capital Transactions:
Proceeds from subscriptions	17,550,795	37,041,492
Payments for repurchases	(24,139,870)	(131,885,878)

Net decrease in net assets resulting from capital transactions	(6,589,075)	(94,844,386)

Net decrease in net assets	(208,028,336)	(7,552,750)

Net Assets:
Beginning of period	772,678,697	780,231,447

End of period	$564,650,361	$772,678,697

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Statement of Cash Flows (Unaudited)

Six-Month Ended 06/30/2020
Cash Flows from Operating Activities:
Net decrease in net assets resulting from operations	$(201,439,261)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used for operating activities:
Purchases of investments in securities	(42,246,770)
Proceeds from disposition of investments in securities and paydowns	397,490,094
Payments to cover securities sold short	(3,322,765)
Short-term investments, net	26,678,523
Net realized loss on investments in securities	44,342,875
Net realized loss on securities sold short	452,764
Net realized gain on options written	(55,245)
Net change in accretion of bond discount and amortization of bond and swap premium	(844,240)
Net change in unrealized depreciation on investments in securities	110,585,720
Net change in unrealized appreciation on securities sold short	(288,202)
Net change in unrealized depreciation on options written	46,735
Changes in assets and liabilities:
(Increase) decrease in assets:
Unrealized depreciation on forward foreign currency exchange contracts	(33,084)
Income receivable	1,577,117
Receivable for periodic payments from swap contracts	147,853
Variation margin receivable on centrally cleared swaps	749,401
Swap contracts, at fair value	(11,562,980)
Increase (decrease) in liabilities:
Unrealized depreciation on forward foreign currency exchange contracts	118,890
Payable for periodic payments from swap contracts	26,691,418
Interest income payable on securities sold short	(16,949)
Interest payable on reverse repurchase agreements	(1,178,217)
Incentive fee payable	(14,294,459)
Management fee payable	(933,486)
Payable to Affiliates	8,759
Accrued expenses and other liabilities	(208,103)

Net cash provided by operating activities	$332,466,388

Cash Flows from Financing Activities
Proceeds from subscriptions	17,550,795
Payment for share repurchases	(45,821,599)
Reverse repurchase agreements, net	(242,916,031)

Net cash provided by financing activities	(271,186,835)

Net increase (decrease) in unrestricted and restricted cash and foreign currency	61,279,553
Unrestricted and restricted cash and foreign currency, beginning of year	139,514,880

Unrestricted and restricted cash and foreign currency, end of year	$200,794,433

Supplemental disclosure of cash flow information:
Cash paid during the period for interest	$4,614,915

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Statement of Cash Flows (Continued)

Reconciliation of unrestricted and restricted cash to the statements of assets and liabilities

	Six-Month Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Cash	$81,173,460	$58,221,826
Foreign currency at value	65,228	—
Cash Pledged:
Securities sold short	5,523,325	19,753,783
Swaps	78,558,511	60,128,383
Reverse repurchase agreements	35,473,909	1,430,888

	$200,794,433	$139,514,880

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Financial Highlights

	Six-Months Ended 6/30/2020 (Unaudited)		Year Ended 12/31/2019		Year Ended 12/31/2018		Year Ended 12/31/2017		Year Ended 12/31/2016		Year Ended 12/31/2015
Total Return on Net Asset Value	(25.59	)%(a)	11.45%		3.78%		9.20%		1.24%		5.55%

Ratios to Average Net Assets:
Expenses before waiver from Investment Manager and Incentive Fees	3.41	%(b)(c)	4.42	%(b)	4.17	%(b)	3.81	%(b)	3.96	%(b)	3.76	%(b)
Incentive Fees	—	%(c)	1.92%		0.73%		1.54%		0.44%		0.83%

Expenses before waiver from Investment Manager	3.41	%(b)(c)	6.34	%(b)	4.90	%(b)	5.35	%(b)	4.40	%(b)	4.59	%(b)

Management Fees waiver from Investment Manager	(0.99	)%(c)	(1.18)%		(1.10)%		(1.06)%		(1.11)%		(1.12)%

Net expenses after waiver from Investment Manager	2.42	%(c)	5.16%		3.80%		4.29%		3.29%		3.47%

Net investment income excluding Incentive Fees	2.59	%(c)	3.77%		4.44%		6.53%		4.96%		4.50%

Net investment income	2.59	%(c)	1.85%		3.71%		4.99%		4.52%		3.67%

Supplementary Data:
Net assets, end of period (in thousands)	$564,650		$772,679		$780,231		$941,374		$959,932		$829,981

Portfolio turnover	5	%(d)	39%		81%		85%		26%		41%

(a)	Total Return has not been annualized.
(b)

Includes interest expense on securities sold short and reverse repurchase agreements of 1.02%, 1.68%, 1.64%, 1.40%, 1.49% and 1.26%, for the six-months ended June 30, 2020 and years ended December 31, 2019, December 31, 2018, December 31, 2017, December 31, 2016 and December 31, 2015, respectively.

(c)	Financial ratios have been annualized.
(d)	Percentage represents the results for the period and is not annualized.

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements

For the Six-Months Ended June 30, 2020 (Unaudited)

1. Organization

Blackstone Real Estate Income Master Fund (the “Master Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is a non-diversified, closed-end management investment company. The Master Fund has formed a subsidiary, Blackstone Real Estate Income Master Fund (Cayman) Ltd., a wholly-owned subsidiary (the “Subsidiary”), organized in the Cayman Islands, through which the Master Fund mainly invests in securities exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Blackstone Real Estate Income Fund (“Feeder Fund I”) and Blackstone Real Estate Income Fund II (“Feeder Fund II” and together with Feeder Fund I, the “Feeder Funds”) invest substantially all of their assets in the Master Fund. The Master Fund’s investment objective is to seek long-term total return, with an emphasis on current income, by primarily investing in a broad range of real estate-related debt investments.

The Master Fund consolidates the Subsidiary in accordance with the consolidation policy discussed in Note 2. The Master Fund and Subsidiary are herein referred to collectively as the “Consolidated Master Fund”.

The investment manager of the Consolidated Master Fund and the Feeder Funds is Blackstone Real Estate Income Advisors L.L.C. (the “Investment Manager”), an investment advisor registered under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member thereof, a “Trustee”) of the Consolidated Master Fund and the Feeder Funds supervises the conduct of the Consolidated Master Fund’s and the Feeder Funds’ affairs and, pursuant to the investment management agreements (the “Investment Management Agreements”), has engaged the Investment Manager to manage the Consolidated Master Fund’s and the Feeder Funds’ day-to-day investment activities and operations.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Feeder Funds.

2. Summary of Significant Accounting Policies

Basis of Presentation

The Consolidated Master Fund’s Consolidated Financial Statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, unless otherwise noted.

The Consolidated Master Fund is an investment company in accordance with Accounting Standards Codifications 946, Financial Services—Investment Companies, which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

The preparation of the Consolidated Financial Statements in conformity with U.S. GAAP requires the Investment Manager to make estimates and assumptions that affect the amounts in the Consolidated Financial Statements and accompanying notes. The Investment Manager believes that the estimates utilized in preparing the Consolidated Financial Statements are reasonable and prudent; however, actual results may differ from these estimates.

Consolidation

The Master Fund is presented as consolidated with the Subsidiary, Accordingly, the Consolidated Financial Statements include the assets and liabilities and the results of operations of the Subsidiary listed above. All intercompany balances have been eliminated.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2020 (Unaudited)

Valuation Policy

The Consolidated Master Fund values its investments in securities, securities sold short, derivative financial instruments and other investments (together, the “investments”) at fair value. Market quotations can be obtained from third party pricing service providers or, if not available from pricing service providers, from broker-dealers. The Board has established procedures for determining the fair value of investments (the “Valuation Procedures”). The Board has delegated to the Investment Manager day-to-day responsibility for implementing the Valuation Procedures. The Investment Manager provides oversight of the valuation and pricing function of the Consolidated Master Fund for all investments. The Investment Manager will use commercially reasonable efforts to obtain two or more reliable quotations for each investment (where such asset type has multiple pre-approved pricing sources), and in connection therewith, will generally value such investments based on the average of the quotations obtained. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined in good faith by the Investment Manager, pursuant to procedures adopted by the Board and such determinations shall be reported to the Board. Due to the inherent uncertainty of these estimates, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations). The Board has delegated to the Investment Manager the responsibility for monitoring significant events that may materially affect the values of the Consolidated Master Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events.

COVID-19 and Global Economic and Market Conditions

During the first quarter of 2020, the World Health Organization designated the global outbreak of COVID-19 as a pandemic, and numerous countries, including the United States, have declared national emergencies with respect to COVID-19. The ongoing COVID-19 pandemic and restrictions on non-essential businesses have caused disruption in the U.S. and global economies. The continued rapid development of this situation and uncertainty regarding potential economic recovery precludes any prediction as to the ultimate adverse impact of COVID-19 on financial market and economic conditions. The estimates and assumptions underlying these Consolidated Financial statements are based on the information available as of June 30, 2020, including judgments about the financial market and economic conditions which may change over time.

Fair Value of Financial Instruments

Fair value guidance defines fair value, establishes a framework for measuring fair value, and establishes disclosures about fair value measurements. U.S. GAAP defines the fair value as the price that the Consolidated Master Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

Valuation techniques and availability of observable inputs can vary from investment to investment and are affected by a variety of factors including the type of investment and the characteristics specific to the investment and the state of the market place, including the existence and transparency of transactions between market participants. Investments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2020 (Unaudited)

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Consolidated Master Fund does not adjust the quoted price for these investments.

Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

Level 3 – pricing inputs are unobservable and include instances where there is minimal, if any, market activity for the investment. The Investment Manager, values its investments, in good faith, using valuation techniques applied on a consistent basis. The determination of fair value is based on the best available information in the circumstances and may incorporate the Investment Managers’ own assumptions and involves significant degree of judgment, taking into consideration a combination of internal and external factors. Due to the inherent uncertainty of these estimates, the estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, mezzanine debt, U.S. and foreign debt obligations, bank loans, and trade claims, are generally valued by broker-dealer quotations or third party pricing service providers on the basis of last available bid price. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models to determine the reported price. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above and have multiple pricing sources are categorized as Level 2 within the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by broker-dealer quotations or third party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider the attributes applicable to a particular class of the security (e.g., credit rating, seniority), current market data, estimated cash flows and relative market yield for each class, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above and have multiple pricing sources are categorized as Level 2 within the fair value hierarchy. Securities with only a single pricing source or where significant inputs are considered unobservable are categorized as Level 3.

Equity Securities

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2020 (Unaudited)

are principally traded. Securities that use similar valuation techniques and inputs and are active on a listed exchange as described above are categorized as Level 1 within the fair value hierarchy.

Bank Loans

The Consolidated Master Fund invests in other single family and commercial related credit investments such as loans, which may include commercial or residential mortgage loans, bank loans, mezzanine loans, real estate corporate debt and other interests relating to real estate. Commercial mortgage loans are typically secured by multifamily or commercial property and are subject to risks of delinquency and foreclosure. Residential mortgage loans are typically secured by single family property. Real estate corporate debt securities consist of secured and unsecured obligations issued by REITs or other companies in the business of owning and/or operating real estate-related businesses. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. Mezzanine loans may take the form of bonds or subordinated loans secured by a pledge of the ownership interests of either the entity owning the real property or an entity that owns (directly or indirectly) the interest in the entity owning the real property. These types of investments may involve a higher degree of risk than mortgage lending because the investment may become unsecured as a result of foreclosure by the senior lender.

Short-Term Investments

The Consolidated Master Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments. As of June 30, 2020, there were no Short-Term Investments held within the Consolidated Master Fund. Investments in money market funds are categorized as Level 1 within the fair value hierarchy and are valued at net asset value.

Derivative Financial Instruments

Over the counter (“OTC”) derivative financial instruments, such as credit default swaps, interest rate swaps, total return swaps, forward foreign currency exchange contracts and options contracts derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by third party pricing service providers and/or based on broker dealer quotations. Depending on the product and the terms of the transaction, the value of derivative financial instruments can be estimated using a series of techniques, including, but not limited to, simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are normally valued by third party pricing service providers. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Securities Sold Short

The Consolidated Master Fund sells securities short (a “Short Sale”) from time to time. A Short Sale is a transaction whereby the Consolidated Master Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Consolidated Master Fund’s broker executes a stock

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2020 (Unaudited)

borrow transaction to deliver the securities resulting from the Consolidated Master Fund’s Short Sale. The Consolidated Master Fund is obligated to repurchase the securities at the market price at the time of replacement. The Consolidated Master Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Consolidated Master Fund establishes a liability which is recorded as securities sold short in the Consolidated Statement of Assets and Liabilities to represent securities due under the Short Sale agreement. The Consolidated Master Fund is liable to pay any interest income earned during the period the Short Sale is open. The interest is recorded as interest on securities sold short in the Consolidated Statement of Operations.

Option Contracts

The Consolidated Master Fund buys or writes put and call options through listed exchanges and over-the-counter. The buyer of an option has the right to purchase (in the case of a call option) or sell (in the case of a put option) a specified quantity of a specific security or currency at a specified price prior to or on a specified expiration date. The writer of an option is exposed to the risk of loss if the market price of the underlying securities declines (in the case of a put option) or increases (in the case of a call option). The writer of an option can never profit by more than the premium paid by the buyer but can lose an unlimited amount.

Forward Foreign Currency Exchange Contracts

The Consolidated Master Fund enters into forward foreign currency exchange contracts from time to time to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forward foreign currency exchange contracts are agreements between two parties to exchange a fixed quantity of one currency for another currency at an agreed-upon price on an agreed upon future date. The market value of a forward foreign currency contract fluctuates with the changes in foreign currency exchange rates.

Swap Agreements

The Consolidated Master Fund enters into swaps from time to time, which include total return, interest rate, and credit default swap agreements. Swaps are typically bilaterally negotiated agreements between the Consolidated Master Fund and a counterparty in which the Consolidated Master Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter market or may be executed in a multilateral or other trade facility platform, such as a registered exchange.

Reverse Repurchase Agreements

The Consolidated Master Fund enters into reverse repurchase agreements from time to time. In a reverse repurchase agreement, the Consolidated Master Fund sells securities in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same securities at an agreed upon date and price. Certain agreements may have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Consolidated Master Fund may utilize reverse repurchase agreements when it is anticipated that the income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. The transactions are generally accounted for as collateralized financing transactions and the Consolidated Master Fund retains ownership of the security to be repurchased as a pledged asset and records a liability for the repurchase amount.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2020 (Unaudited)

Unfunded Loan Commitments

The Consolidated Master Fund enters into certain agreements, all or a portion of which may be unfunded. The Consolidated Master Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded and unfunded portions of credit agreements are presented in the Schedule of Investments. As of June 30, 2020, there were no outstanding unfunded commitments.

Investment Transactions and Related Investment Income

Investment transactions are recorded as of the trade date for financial reporting purposes. Income and expenses, including interest, are recorded on an accrual basis. Realized gains and losses from sale of investments are determined on the identified cost basis using the first in first out methodology.

Foreign Currency Translation

The books and records of the Consolidated Master Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Consolidated Master Fund’s records at the rate prevailing when earned and recorded. Assets and liabilities denominated in foreign currencies are adjusted to reflect current exchange rates and any unrealized gains (losses) are included in Net change in unrealized appreciation (depreciation) on investments and foreign currency translations on the Consolidated Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and foreign currency translations on the Consolidated Statement of Operations. The Consolidated Master Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Cash

As of June 30, 2020, the Consolidated Master Fund had $81,173,460 in domestic cash and $65,228 in foreign cash held at a major U.S. bank.

Contingencies

Under the Amended and Restated Agreement and Declaration of Trust of the Consolidated Master Fund (the “Declaration of Trust”), the Consolidated Master Fund’s officers and each Trustee are indemnified against certain liabilities that may arise out of the performance of their duties to the Consolidated Master Fund. Additionally, in the normal course of business, the Consolidated Master Fund may enter into contracts that contain a variety of representations and indemnification obligations and expects the risk of loss to be remote. Each Feeder Fund bears its pro-rata share of the Consolidated Master Fund’s expenses, subject to reimbursement by the Investment Manager, pursuant to an expense limitation and reimbursement agreement between each Feeder Fund and the Investment Manager.

Income Taxes

The Consolidated Master Fund is classified as a partnership for federal income tax purposes. As such, each investor in the Consolidated Master Fund is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Consolidated Master Fund. Therefore, no federal income tax provision is required. The Consolidated Master Fund plans to file U.S. Federal and various state and local tax returns. All the Consolidated Master Fund’s assets are managed so that the Feeder Funds can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

For the open tax years and all major jurisdictions, management of the Consolidated Master Funds has concluded that there are no uncertain tax positions that would require recognition in the consolidated

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2020 (Unaudited)

financial statements. No income tax returns are currently under examination. The statute of limitations on the Consolidated Master Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2016 through December 31, 2020.

Segregation and Collateralization

In cases in which the 1940 Act and the current interpretive positions of the SEC and its staff require that the Consolidated Master Fund segregate assets in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, swaps and options written), or transactions considered to reflect borrowings (e.g., reverse repurchase agreements), the Consolidated Master Fund will, consistent with current SEC rules and/or certain interpretive guidance issued by the SEC, segregate assets or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges, third party broker-dealers, futures commissions merchants and clearing organizations, a fund engaging in such transactions may have requirements to deliver/deposit cash or securities to/with an exchange, broker-dealer, futures commission merchant or clearing organization as collateral or margin for certain investments to the extent consistent with the 1940 Act and current interpretive positions of the SEC and its staff.

Offsetting and Counterparty Risk

The Consolidated Master Fund may mitigate counterparty risk by contractually requiring its counterparties to post collateral under a master agreement and a credit support annex published by International Swaps and Derivatives Association, Inc. (collectively, an “ISDA Master Agreement”) implemented between the Consolidated Master Fund and each of its respective counterparties, as well as through netting provisions contained in the ISDA Master Agreement, and reaching other financial agreements between the Consolidated Master Fund and its counterparty in the ISDA Master Agreement. An ISDA Master Agreement may contain certain provisions regarding, among other things, the right parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. At June 30, 2020, the Consolidated Master Fund used the gross method of presentation in the Consolidated Financial Statements and did not elect to offset amounts eligible for offset under enforceable master netting arrangements or similar agreements. Collateral pledged by the Consolidated Master Fund is segregated by the Consolidated Master Fund’s custodian and identified as such in the Consolidated Master Fund’s Schedule of Investments. Collateral can be in the form of cash or securities as agreed to by the Consolidated Master Fund and the applicable counterparty. Typically, the Consolidated Master Fund and counterparties are not permitted to sell, repledge or otherwise use the collateral they receive.

The Consolidated Master Fund manages counterparty risk by entering into agreements only with counterparties that are believed to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The agreements entered into by the Consolidated Master Fund typically contain credit risk related features that are triggered under certain circumstances. Such circumstances may include agreed upon net asset value thresholds. If triggered, the counterparty may terminate the contract and any transactions thereunder.

3. Reverse Repurchase Agreements

The Consolidated Master Fund enters into reverse repurchase agreements with qualified banks or broker- dealers through a Master Repurchase Agreement (“MRA”). An MRA contains provisions for initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA may also permit, upon the occurrence of an event of default by one party, the offsetting of obligations under the

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2020 (Unaudited)

MRA against obligations under other agreements with the same counterparty to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Consolidated Master Fund may decline below the price of the securities the Consolidated Master Fund is obligated to repurchase. They also involve the risk that the counterparty liquidates the securities delivered to it by the Consolidated Master Fund under the reverse repurchase agreement following the occurrence of an event of default under the applicable MRA by the Consolidated Master Fund. The Consolidated Master Fund’s use of reverse repurchase agreements also subjects the Consolidated Master Fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, repurchase agreements and reverse repurchase agreements entail the same risks as over-the-counter derivatives, as described in Notes 4 and 8. Securities subject to repurchase under reverse repurchase agreements are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of June 30, 2020, the face value of open reverse repurchase agreements for the Fund was $173,173,333. The weighted average daily balances of reverse repurchase agreements outstanding during the six-months ended June 30, 2020, was approximately $281,999,609, at a weighted average weekly interest rate of 2.41%.

The following table presents the Consolidated Master Fund’s outstanding reverse repurchase agreements, including accrued interest, which are subject to enforceable MRAs, as well as the collateral delivered related to those reverse repurchase agreements as of June 30, 2020:

Counterparty	Reverse Repurchase Agreements	Non-Cash Collateral Pledged to Counterparty(a)	Cash-Collateral Pledged to Counterparty(a)	Net Amount
Citigroup Global Markets	$(895,027)	$895,027	$—	$—
Deutsche Bank AG	(36,915,122)	36,738,022	177,100	—
Morgan Stanley Bank, N.A.	(38,115,261)	36,540,703	1,574,558	—
RBC (Barbados) Trading Bank Corporation	(48,548,449)	48,548,449	—	—
Royal Bank of Canada (London)	(14,223,777)	14,223,777	—	—
Royal Bank of Canada (NY)	(5,890,970)	5,890,970	—	—
Societe Generale Americas	(29,263,231)	28,689,086	574,145	—

Total	$(173,851,837)	$171,526,034	$2,325,803	$—

(a)

Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes. The total fair value of non-cash and cash collateral pledged at June 30, 2020 was $236,392,253 and $35,473,909, respectively.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2020 (Unaudited)

The following table presents the Consolidated Master Fund’s remaining contractual maturity of the agreements as of June 30, 2020:

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Commercial Mortgage- Backed Securities	$—	$93,632,022	$49,068,109	$8,711,641	$151,411,772
Residential Mortgage-Backed Securities	—	—	5,375,694	—	5,375,694
Interest Only Commercial Mortgage-Backed Securities	—	895,027	1,896,237	—	2,791,264
High Yield Bonds & Notes	—	9,141,868	2,805,436	—	11,947,304
Collateral Cash	2,325,803	—	—	—	2,325,803

Total	$2,325,803	$103,668,917	$59,145,476	$8,711,641	$173,851,837

Gross amount of recognized liabilities for reverse repurchase agreements					$173,851,837

4. Derivative Financial Instruments

In the normal course of business, the Consolidated Master Fund utilizes derivative contracts in connection with its proprietary trading activities. Investments in derivative contracts are subject to additional risks that can result in a loss of all or part of an investment. The Consolidated Master Fund’s derivative activities and exposure to derivative contracts would be classified by the following primary underlying risks: interest rate, credit, foreign currency exchange rate, commodity price, and equity price risks. In addition to its primary underlying risks, the Consolidated Master Fund is also subject to additional counterparty risk due to inability of its counterparties to meet the terms of their contracts. The following disclosures contain information on how the Consolidated Master Fund uses derivative contracts.

Forward Foreign Currency Exchange Contracts

The Consolidated Master Fund enters into forward foreign currency exchange contracts from time to time to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forward foreign currency exchange contracts are agreements between two parties to exchange a fixed quantity of one currency for another currency at an agreed-upon price on an agreed upon future date. The market value of a forward foreign currency contract fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, the Consolidated Master Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Consolidated Master Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency being received, they also limit any potential gain that might result should the value of such currency increase. In addition, the Consolidated Master Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Consolidated Master Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2020 (Unaudited)

time the contract was opened. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities. The Consolidated Master Fund segregates liquid assets with a value equal (on a daily mark-to-market basis) to its obligations under these types of transactions, enters into offsetting transactions or otherwise covers such transactions.

Swap Agreements

The Consolidated Master Fund enters into swaps from time to time, which include total return, interest rate, and credit default swap agreements. Swaps are typically bilaterally negotiated agreements between the Consolidated Master Fund and a counterparty in which the Consolidated Master Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter market or may be executed in a multilateral or other trade facility platform, such as a registered exchange.

The Consolidated Master Fund may enter into swap agreements for investment purposes or managing exposure to interest rates, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Consolidated Master Fund as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Consolidated Master Fund as collateral for swap agreements identified in the Consolidated Schedule of Investments and segregated cash, if any, are reflected on the Consolidated Statement of Assets and Liabilities.

Credit Default Swaps: The Consolidated Master Fund enters into OTC and/or centrally cleared credit default swap contracts from time to time to hedge credit risk, to hedge market risk, or to gain exposure on single name issues and/or baskets of securities (e.g., CMBX, a tradeable index referencing a basket of CMBS). In an OTC and/or centrally credit default swap contract, the protection buyer typically makes an upfront payment and/or a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a “credit event” on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Consolidated Master Fund or made by the Consolidated Master Fund is recorded as a liability or asset, respectively, in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by Consolidated Master Fund are recorded as realized gains or losses. OTC and/or centrally credit default swap contracts are marked to market daily and the change is recorded as an unrealized gain or loss on swaps contracts. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps contracts. With respect to selling a credit default swap, the Consolidated Master Fund will segregate assets or otherwise covers its obligations for the notional amount of such credit default swap.

Interest Rate Swaps: The Consolidated Master Fund enters into OTC and/or centrally cleared interest rate swap contracts from time to time to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Consolidated Master Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Consolidated Master Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating rate, on the same notional amount for a specified period of time. The Consolidated Master Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2020 (Unaudited)

OTC and centrally cleared interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Consolidated Master Fund enters into OTC total return swap contracts from time to time to gain exposure to the investment returns on an underlying financial instrument without purchasing the financial instrument itself. In a total return swap, the Consolidated Master Fund receives the economic returns of the underlying financial instrument, inclusive of any mark to market change in value from the date of such purchase of the underlying instrument, any interest earned from the settlement date of the underlying instrument less a swap financing fee, which is typically LIBOR plus a spread. The total return swap derives its value from the valuation of underlying financial instruments. The underlying financial instruments for the total return swaps held at period end were loans and a bond. The swap is valued daily at current market value and any unrealized appreciation or depreciation is included in the net change in unrealized appreciation/ (depreciation) on swap contracts. Gain or loss is realized on the termination date of the swap and when periodic payments are received or made at the end of each measurement period. During the period the swap is open, the Consolidated Master Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Options Contracts

The Consolidated Master Fund enters into purchased call or put options (“Options”) from time to time. Options may be used to obtain economic exposure equivalent to a long or short position, respectively, or to hedge existing or anticipated portfolio positions. The Consolidated Master Fund may buy or write Options through the OTC market and listed exchanges.

The buyer has the right to purchase (in the case of a call option) or sell (in the case of a put option) a specified quantity of the underlying at a specified price prior to or on a specified expiration date. The writer of an option is exposed to the risk of loss if the price of the underlying declines (in the case of a put option) or increases (in the case of a call option).

Option contracts purchased (call or put) require the payment of premiums in exchange for the right to purchase or sell an underlying at a contracted strike price and maturity. The premium paid by the Consolidated Master Fund is recorded as an asset and is subsequently marked-to-market to reflect the current fair value of the option.

Option contracts sold (written calls or written puts) obligates the Consolidated Master Fund to buy or sell, within a limited time, an underlying at a contracted strike price and maturity. The writer of an option receives a premium which is recorded as a liability and is subsequently marked-to-market to reflect the current fair value of the option.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2020 (Unaudited)

At June 30, 2020, the Consolidated Master Fund had the following derivative financial instruments, presented on a gross basis and categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities	Fair Value	Consolidated Statement of Assets & Liabilities	Fair Value
Credit	Swap contracts, premiums paid and unrealized appreciation	$9,643,468	Swap contracts, premiums received and unrealized depreciation	$(10,389,793)
Market	Swap contracts, unrealized appreciation	2,580,799	Swap contracts, unrealized depreciation	(24,173,601)
Interest Rate	Centrally cleared swaps, at fair value (a)	—	Centrally cleared swaps, at fair value (a)	(30,008,622)
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	49,437	Unrealized depreciation on forward foreign currency exchange contracts	(1,215,251)

Total		$12,273,704		$(65,787,267)

Amount not subject to MNA (b)		—		30,008,622

Total gross amounts subject to MNA		$12,273,704		$(35,778,645)

(a)

Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

(b)	See below for definition of “MNA” and disclosure of financial instruments assets and liabilities subject to offset enforceable master netting arrangements.

The following tables present information about the amount of net realized gain (loss) and net unrealized appreciation (depreciation) on derivative financial instruments for the six-months ended June 30, 2020:

	Consolidated Statement of Operations— Net Realized Gain (Loss)
Risk Exposure	Swap contracts(a)	Purchased Option(b)	Option Written	Forward foreign currency exchange contracts
Credit	$(2,097,048)	$—	$—	$—
Market	(12,407,255)	(244,013)	55,245	—
Interest Rate	(21,045,002)	—	—	—
Foreign Exchange	—	—	—	1,543,493

Total	$(35,549,305)	$(244,013)	$55,245	$1,543,493

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2020 (Unaudited)

	Consolidated Statement of Operations— Net Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Swap contracts(a)	Purchased Option(b)	Option Written	Forward foreign currency exchange contracts
Credit	$1,269,079	$—	$—	$—
Market	(18,264,667)	231,359	(46,735)	—
Interest Rate	(5,936,721)	—	—	—
Foreign Exchange	—	—	—	(85,806)

Total	$(22,932,309)	$231,359	$(46,735)	$(85,806)

(a)

Includes unrealized appreciation (depreciation) on centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

(b)

Includes options purchased that are part of investments in securities as shown in the Consolidated Statement of Assets and Liabilities and net realized gain (loss) on investments in securities and net unrealized appreciation (depreciation) on investments in securities as shown in the Consolidated Statement of Operations.

The average notional amounts below represent the Consolidated Master Fund’s average volume for the period ended June 30, 2020:

Derivative Description	Average Notional or Face Amounts(a)
Purchased Options(b)	$433
Options Written(b)	433
Swap contracts	624,827,825
Forward foreign currency exchange contracts	44,650,194

(a)	Averages are based on monthly activity levels during the six-months ended June 30, 2020.
(b)	Calculated based on number of contracts.

Netting Arrangements

The Consolidated Master Fund uses master netting arrangements, which allows certain derivative financial instruments and collateral with the same counterparty to be offset to minimize counterparty credit exposure. The table below presents information related to derivative financial instruments that are subject to an enforceable master netting arrangement or similar agreement (“MNA”) and are not offset, as shown in the Consolidated Statement of Assets and Liabilities as of June 30, 2020.

The Consolidated Master Fund enters into ISDA Master Agreements which contain MNA’s that provide for payment netting and, in the case of default or similar event with respect to the counterparty to the MNA, can provide for netting across transactions. Generally, upon counterparty default, the Consolidated Master Fund can terminate all transactions under the MNA and set-off amounts it owes across all transactions under a particular MNA and against collateral under such MNA. The Consolidated Master Fund may not use derivatives contracts and related collateral governed by an ISDA to offset reverse repurchase agreements and related collateral governed by an MRA.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2020 (Unaudited)

The following table presents the Consolidated Master Fund’s derivative financial instrument’s asset and liabilities by counterparty net of related collateral received/pledged by the Consolidated Master Fund at June 30, 2020:

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
By Counterparty	Gross Amount of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received(a)	Non-Cash Collateral	Net Amount(b)
Citibank, N.A.	$2,215,223	$(2,215,223)	$—	$—	$—
Citigroup Global Markets, Inc.	906,819	(320,535)	(586,284)	—	—
Credit Suisse International	60,762	(60,762)	—	—	—
Goldman Sachs International	2,111,026	(2,111,026)	—	—	—
J.P. Morgan Securities LLC	445,683	(303,191)	(142,492)	—	—
JPMorgan Chase Bank, N.A.	2,172,762	—	—	—	2,172,762
Merrill Lynch Capital Services, Inc.	89,775	(89,775)	—	—	—
Morgan Stanley Capital Services LLC	3,856,641	—	—	—	3,856,641
Societe Generale	415,013	—	—	—	415,013

Total	$12,273,704	$(5,100,512)	$(728,776)	$—	$6,444,416

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
By Counterparty	Gross Amount of Liabilities Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged (a)	Non-Cash Collateral	Net Amount(b)
Citibank, N.A.	$25,388,852	$(2,215,223)	$(23,173,629)	$—	$—
Citigroup Global Markets, Inc.	320,535	(320,535)	—	—	—
Credit Suisse International	2,652,713	(60,762)	(2,591,951)	—	—
Goldman Sachs International	4,202,675	(2,111,026)	(2,091,649)	—	—
J.P. Morgan Securities LLC	303,191	(303,191)	—	—	—
Merrill Lynch Capital Services, Inc.	2,910,679	(89,775)	(2,820,904)	—	—

Total	$35,778,645	$(5,100,512)	$(30,678,133)	$—	$—

(a)	Excess of collateral received/pledged from the individual counterparty is not shown for financial reporting purposes.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2020 (Unaudited)

5. Fair Value Measurement

The following table summarizes the Consolidated Master Fund’s assets and liabilities measured at fair value at June 30, 2020:

Asset Description:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Commercial Mortgage-Backed Securities	$—	$422,488,599	$—	$422,488,599
Residential Mortgage-Backed Securities	—	62,406,091	—	62,406,091
Interest Only Commercial Mortgage-Backed Securities	—	51,248,238	—	51,248,238
Collateralized Debt Obligations	—	3,186,515	—	3,186,515
Bank Loan	—	23,012,342	—	23,012,342
High Yield Bonds & Notes	—	21,720,317	—	21,720,317
Convertible Bonds	—	1,632,532	—	1,632,532
Total Investments in Securities	$—	$585,694,634	$—	$585,694,634
Forward Foreign Currency Exchange Contracts(a)	—	49,437	—	49,437
Credit Default Swap Contracts	—	9,643,468	—	9,643,468
Total Return Swap Contracts(a)	—	2,580,799	—	2,580,799
Total Assets	$—	$597,968,338	$—	$597,968,338

Liability Description:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Foreign Government Obligations	$—	$4,723,384	$—	$4,723,384
Total Securities Sold Short	$—	$4,723,384	$—	$4,723,384
Reverse Repurchase Agreements	—	173,851,837	—	173,851,837
Forward Foreign Currency Exchange Contracts(a)	—	1,215,251	—	1,215,251
Credit Default Swap Contracts	—	10,389,793	—	10,389,793
Total Return Swap Contracts(a)	—	24,173,601	—	24,173,601
Interest Rate Swap Contracts	—	30,008,622	—	30,008,622
Total Liabilities	$—	$244,362,488	$—	$244,362,488

(a)	Represents unrealized appreciation (depreciation).

There were no transfers between Level 1 and Level 2 during the six-months ended June 30, 2020.

6. Fund Terms

Repurchases

Repurchases will be made only at such times and on such terms as may be determined by the Consolidated Master Fund’s Board, in its sole discretion.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2020 (Unaudited)

All shares of beneficial interest, if any, repurchased from shareholders of the Feeder Funds by the Feeder Funds, as applicable, will result in corresponding repurchases of common shares of beneficial interest of the Consolidated Master Fund. Refer to the most recent shareholder reports of the Feeder Funds for repurchase offer amounts for the six-months ended June 30, 2020.

7. Related Party Transactions

Management Fee

The Consolidated Master Fund pays the Investment Manager an aggregate fixed management fee (the “Management Fee”), payable quarterly in arrears on the last Business Day of each quarter. The Management Fee accrues monthly at an annual rate of 1.50% of the Consolidated Master Fund’s Managed Assets at the end of such month before giving effect to the Management Fee payment being calculated or any purchases or repurchases of Consolidated Master Fund shares or any distributions by the Consolidated Master Fund. The Management Fee will reduce the net asset value of the Consolidated Master Fund (and indirectly, of the Feeder Funds) as of the end of the accounting period in which it is payable and after the calculation of the Management Fee. Effective October 1, 2014 through December 31, 2020, the Investment Manager agreed to temporarily reduce its Management Fee to an annualized rate of 0.75% of the Consolidated Master Fund’s Managed Assets (the “Management Fee Waiver”). The Investment Manager may, in its sole discretion and at any time (including prior to December 31, 2020), elect to extend, terminate or modify its voluntary waiver. The Management Fee, after the Management Fee Waiver, was $3,329,377 for the six-months ended June 30, 2020.

Incentive Fee

The Consolidated Master Fund accrues a performance-based incentive fee (the “Incentive Fee”) on a monthly basis throughout the fiscal year of the Consolidated Master Fund. The Incentive Fee is paid to the Investment Manager promptly after the end of each fiscal year of the Consolidated Master Fund pursuant to the Consolidated Master Fund’s investment management agreement. The Incentive Fee is determined as of the end of the fiscal year in an amount equal to 15% of the amount by which the Consolidated Master Fund’s Net Capital Appreciation (as defined below) for each Fiscal Period ending within or coterminous with the close of such fiscal year exceeds the balance of the loss carryforward account and any allocated Management Fee expense for such Fiscal Period, without duplication for any Incentive Fees paid during such fiscal year. The Consolidated Master Fund also pays the Investment Manager the Incentive Fee in the event a Fiscal Period is triggered in connection with a repurchase offer by the Consolidated Master Fund. For purposes of calculating the Incentive Fee, “Net Capital Appreciation” means, with respect to any Fiscal Period, the difference, if any, between (x) the sum of (i) the value of the Consolidated Master Fund’s net asset value at the end of that Fiscal Period (prior to the Incentive Fee for such Fiscal Period) increased by the dollar amount of the Consolidated Master Fund’s interests repurchased during the Fiscal Period (excluding repurchases as of the last day of the Fiscal Period after determination of the Incentive Fee), (ii) the amount of any dividends, distributions or withdrawals paid to shareholders during the Fiscal Period and not reinvested in the Consolidated Master Fund (excluding any dividends, distributions or withdrawals to be paid as of the last day of the Fiscal Period), and (iii) the Management Fee expense for that Fiscal Period, and (y) the sum of (i) the value of the Consolidated Master Fund’s net asset value at the beginning of that Fiscal Period (prior to the Management Fee for such Fiscal Period), increased by the dollar amount of the Consolidated Master Fund’s interests issued during the Fiscal Period (excluding any shares issued in connection with the reinvestment of dividends and other distributions paid by the Consolidated Master Fund) and (ii) the amount of any subscriptions to the Consolidated Master Fund during that Fiscal Period. All calculations of Net Capital Appreciation will be made (without duplication) after deduction of all general, administrative and other operating expenses of the Consolidated Master Fund (excluding the Incentive Fee) and any amounts

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2020 (Unaudited)

necessary, in the Investment Manager’s sole discretion, as appropriate reserves for such expenses. There were no incentive fees charged for the six months ended June 30, 2020.

Expense Payments

Blackstone Holdings Finance Co. L.L.C. (“FINCO”), an affiliate of the Investment Manager, pays expenses on behalf of the Consolidated Master Fund from time to time. The Consolidated Master Fund reimburses FINCO for such expenses paid on behalf of the Consolidated Master Fund. FINCO does not charge any fees for providing such administrative services. The amount of $56,130 as of period-end is recorded as payable to affiliate in the Consolidated Statement of Assets and Liabilities.

MBS Investments

As of June 30, 2020, the Consolidated Master Fund’s investments included eight mortgage-backed securities (“MBS”) with a total cost basis of $32,887,793 and market value of $30,607,505 collateralized by properties owned by investment vehicles that are advised by an affiliate of the Investment Manager (an “affiliated investment vehicle”). Such MBS were purchased in secondary market transactions on market terms negotiated by the majority third-party investors. Each investment in such MBS by the Consolidated Master Fund and the affiliated investment vehicles represented a minority participation in any individual tranche. The Consolidated Master Fund and the affiliated investment vehicles will forgo all non-economic rights (including voting rights) in such MBS as long as the other affiliated investment vehicles own above a certain threshold of interest in the properties collateralizing or loans underlying, or have an interest in a different part of the capital structure related to, such MBS. For the six-months ended June 30, 2020, the Consolidated Master Fund recorded interest income of $609,615 and an unrealized loss of $1,462,222 related to its investments in such MBS. Such amounts were reported as a component of the net increase in net assets resulting from operations on the Consolidated Statements of Operations.

Line of Credit

The Consolidated Master Fund entered into an uncommitted unsecured line of credit agreement dated March 24,2020 with Blackstone Holdings Finance Co. L.L.C., an affiliate of the Investment Manager, to borrow up to a maximum amount of $50,000,000 at the annual interest rate of LIBOR plus 2.5%. As of June 30, 2020, there were no borrowings made under the line of credit agreement, which expires on March 24, 2021.

8. Financial Instruments and Off-Balance Sheet Risk

Market Risk: In the normal course of business, the Consolidated Master Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Consolidated Master Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Consolidated Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations.

Derivative Risk: The Consolidated Master Fund enters into derivatives transactions which may include, without limitation, options contracts, futures contracts, options on futures contracts, forward contracts, interest rate swaps, total return swaps, credit default swaps and other swap agreements for investment, hedging or leverage purposes. The Consolidated Master Fund’s use of derivative instruments may be speculative and involves investment risks and transaction costs to which the Consolidated Master Fund would not be subject absent the use of these instruments, and the use of derivatives generally involves

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2020 (Unaudited)

leverage in the sense that the investment exposure created by the derivatives may be significantly greater than the Consolidated Master Fund’s initial investment in the derivatives. Thus, the use of derivatives may result in losses in excess of principal or greater than if they had not been used. The ability to successfully use derivative instruments depends on the ability of the Investment Manager. The skills needed to employ derivatives strategies are different from those needed to select portfolio security and, in connection with such strategies, the Investment Manager must make predictions with respect to market conditions, liquidity, currency movements, market values, interest rates and other applicable factors, which may be inaccurate.

Credit and Counterparty Risk: The Consolidated Master Fund will be subject to credit risk with respect to the counterparties to its derivatives contracts (whether a clearing corporation in the case of exchange-traded instruments or another third party in the case of OTC instruments) purchased by the Consolidated Master Fund. The Investment Manager will evaluate and monitor the creditworthiness of counterparties in order to ensure that such counterparties can perform their obligations under the relevant agreements. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Consolidated Master Fund may experience significant delays in obtaining any recovery under the derivative contract in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy or other analogous proceeding. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Consolidated Master Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Consolidated Master Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security. The Consolidated Master Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Currently, certain categories of interest rate and credit default swaps are subject to mandatory clearing, and more are expected to be cleared in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions because generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that a clearing house, or its members, will satisfy the clearing house’s obligations to the Consolidated Master Fund. Counterparty risk with respect to certain exchange-traded and over-the counter derivatives may be further complicated by recently enacted U.S. financial reform legislation. Cash collateral that has been pledged to cover obligations of the Consolidated Master Fund under derivative financial instrument contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Liquidity Risk: Some securities held by the Consolidated Master Fund may be difficult to sell, or illiquid, during times of market turmoil or otherwise. Illiquid securities may also be difficult to value. If the Consolidated Master Fund is forced to sell an illiquid asset to meet repurchase requests or other cash needs, the Consolidated Master Fund may be forced to sell at a loss or at a price lower than it could have otherwise received.

Non-Diversification Risk: The Consolidated Master Fund is classified as a “non-diversified” investment company which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Consolidated Master Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017,

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2020 (Unaudited)

the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, however, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. The transition away from or elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR. As such, the potential effect of a transition away from LIBOR on a Portfolio or the financial instruments in which a Portfolio invests cannot yet be determined. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Additional risks associated with each type of investment are described within the respective security type notes. The Feeder Funds’ prospectuses include a discussion of the principal risks of investing in the Feeder Funds and indirectly investing in the Consolidated Master Fund as well as COVID-19 risk.

9. Investment Transactions

The aggregate cost of purchases and proceeds of sales of investments in securities (excluding U.S. Treasury obligations and U.S. government sponsored agency securities) (including maturities), other than short-term investments and securities sold short (if applicable), for the six-months ended June 30, 2020 was as follows:

Purchases	$36,083,992
Sales	$359,222,810

10. Federal Tax Information

As of June 30, 2020, the approximate cost, gross unrealized appreciation / (depreciation), and net unrealized appreciation / (depreciation) of investments, securities sold short, and derivatives, as calculated for U.S. tax purposes, were as follows*:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$614,873,457	$19,006,844	$(144,719,672)	$(125,712,828)

*	Amounts shown as of June 30, 2020 above consider book / tax differences as of the fiscal year ended December 31, 2019, if any.

11. Administration Agreements

The Consolidated Master Fund and Feeder Funds have entered into administration, custody and transfer agency agreements with State Street Bank and Trust Company (“State Street”). State Street and/or its affiliates are responsible for providing administration, custody and transfer agency services for the Consolidated Master Fund and Feeder Funds, including, but not limited to: (i) maintaining corporate and financial books and records of the Consolidated Master Fund and Feeder Funds, (ii) providing administration services and (iii) performing other accounting and clerical services necessary in connection with the

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2020 (Unaudited)

administration of the Consolidated Master Fund and Feeder Funds. The services performed by State Street may be completed by one or more of its affiliated companies.

12. Subsequent Events

After careful consideration and on the recommendation of the Investment Manager, the Board approved the liquidation, dissolution and termination of the Master Fund, Feeder Fund I and Feeder Fund II (the “Dissolution”), subject to obtaining shareholder approval. In connection therewith, the Board also approved an amendment to each Fund’s declaration of trust to modify the vote required for dissolution and approved a plan and termination. On August 14, 2020, each Fund filed a definitive proxy statement to approve the amendment to each Fund’s declaration of trust and the Dissolution.

Effective July 13, 2020, the Feeder Funds suspended offers and sales of Shares, terminated its distribution reinvestment plan and, upon approval and implementation of the Dissolution, do not expect to continue to offer to repurchase a portion of the Shares from shareholders four times each year.

Upon approval and implementation of the Dissolution, the Investment Manager plans to waive its management and incentive fees from the first day of the month following the effective date of such approval through the remaining life of the Master Fund. Effective the same date, the Board and the Investment Manager also agreed to terminate the Expense Limitation and Reimbursement Agreement with the Feeder Funds.

Blackstone Real Estate Income Master Fund and Subsidiary

Supplemental Information

June 30, 2020 (Unaudited)

Form N-PORT Filings

The Consolidated Master Fund files a complete schedule of portfolio holdings for the first and third quarters of each fiscal year within 60 days after the end of the relevant fiscal quarter with the Securities and Exchange Commission (the “SEC”) as an exhibit on Form N-PORT. The Consolidated Master Fund’s portfolio holdings information for the third month of each fiscal quarter on Form N-PORT is available on the SEC’s website at http://www.sec.gov. Holdings and allocations shown on any Form N-PORT are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Proxy Voting Policies

The Consolidated Master Fund and the Feeder Funds have delegated proxy voting responsibilities to the Investment Manager, subject to the Board’s general oversight. A description of the policies and procedures used to vote proxies related to the Consolidated Master Fund’s and the Feeder Funds’ portfolio securities, and information regarding how the Consolidated Master Fund and Feeder Funds voted proxies relating to their portfolio securities during the most recent 6-month period ended June 30 is available (1) without charge, upon request, by calling toll free, 1-800-248-1621 and (2) on the SEC’s website at http://www.sec.gov.

Additional Information

Each Feeder Fund’s registration statement includes additional information about the Trustees of the Consolidated Master Fund. The registration statement is available, without charge, upon request by calling 1-855-890-7725.

Blackstone

Blackstone Registered Funds

Privacy Notice

Rev January, 2019

FACTS	WHAT DO BLACKSTONE REGISTERED FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   Assets and investment experience

∎   Risk tolerance and transaction history

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Blackstone Registered Funds (as defined below) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do Blackstone Registered Funds share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions?	Email us at GLB.privacy@blackstone.com

Who we are
Who is providing this notice?	Blackstone Registered Funds include Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, Blackstone Real Estate Income Fund, Blackstone Real Estate Income Fund II, Blackstone Real Estate Income Trust, Inc., Blackstone Alternative Investment Funds, on behalf of its series Blackstone Alternative Multi-Strategy Fund, Blackstone Diversified Multi-Strategy Fund, a sub-fund of Blackstone Alternative Investment Funds plc, and the GSO Funds, consisting of Blackstone / GSO Senior Floating Rate Term Fund, Blackstone / GSO Long-Short Credit Income Fund, Blackstone / GSO Strategic Credit Fund, Blackstone / GSO Floating Rate Enhanced Income Fund and Blackstone / GSO Secured Lending Fund
What we do
How do Blackstone Registered Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do Blackstone Registered Funds collect my personal information?

We collect your personal information, for example, when you:

∎   open an account or give us your income information

∎   provide employment information or give us your contact information

∎   tell us about your investment or retirement portfolio

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

∎   sharing for affiliates’ everyday business purposes— information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account—unless you tell us otherwise.
Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Blackstone name and financial companies such as GSO Capital Partners LP and Strategic Partners Fund Solutions.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Blackstone Registered Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Our joint marketing partners include financial services companies.
Other important information

California Residents—In accordance with California law, we will not share information we collect about California residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will also limit the sharing of information about you with our affiliates to the extent required by applicable California law.

Vermont Residents—In accordance with Vermont law, we will not share information we collect about Vermont residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will not share creditworthiness information about Vermont residents among Blackstone Registered Funds’ affiliates except with the authorization or consent of the Vermont resident.

Investor Data Privacy Notice

1. Why are you seeing this notice?

∎

You may need to provide Personal Data to us as part of your investment into Blackstone Real Estate Income Master Fund, a fund or other investment vehicle (collectively, each a Fund) managed or advised by investment advisers that are subsidiaries of The Blackstone Group Inc. or its affiliates (and, where applicable, the general partner of the relevant Fund) (collectively, Blackstone).

∎

We want you to understand how and why we use, store and otherwise process your Personal Data when you deal with us or our relevant affiliates (including under applicable data protection laws). If this notice (the “Data Privacy Notice”) has been made available to you, you may have certain rights with respect to your Personal Data under applicable data protection laws (including as described in this Data Privacy Notice).

∎

“Personal Data” has the meaning given to it under data protection laws that apply to our processing of your personal information, and includes any information that relates to, describes, identifies or can be used, directly or indirectly, to identify an individual (such as name, address, date of birth, personal identification numbers, sensitive personal information, and economic information).

∎

We ask that investors promptly provide the information contained in this Data Privacy Notice to any individuals whose Personal Data they provide to the Fund or its affiliates in connection with ‘know your client’/anti-money laundering requests or otherwise.

Please read the information below carefully. It explains how and why Personal Data is processed by us.

2. Who is providing this notice?

Blackstone is committed to protecting and respecting your privacy. Blackstone is a global financial services firm with offices, operations and entities globally, including as described at this link: https://www.blackstone.com/privacy#appendixA.

∎

For transparency, the Blackstone entities on whose behalf this privacy statement is made are: (i) the Fund; and (ii) where applicable, the Blackstone general partner and/or investment adviser of the relevant Fund, in each case, with which you contract, transact or otherwise share Personal Data (together, the Fund Parties).

∎	Where we use the terms “we”, “us” and “our” in this Data Privacy Notice, we are referring to the Fund and the Fund Parties.

∎

Please consult your subscription documents, private placement memorandum or other offering documentation provided to you by or on behalf of the Fund Parties which will further specify the entities and contact details of the Fund Parties relevant to our relationship with you.

∎

We welcome investors and their representatives to contact us if they have any queries with respect to the Fund Parties (in particular, which Fund Parties are relevant to their relationship with Blackstone). If you have any queries, our contact details are below.

When you provide us with your Personal Data, each Fund Party that decides how and why Personal Data is processed acts as a “data controller”. In simple terms, this means that the Fund Party makes certain decisions on how to use and protect your Personal Data—but only to the extent that we have informed you about the use or are otherwise permitted by law.

Where your Personal Data is processed by an entity controlled by, or under common control with, the Blackstone entity/ies managing a Fund for its own purposes, this entity will also be a data controller.

3. What Personal Data do we collect about you?

The types of Personal Data that we collect and share depends on the product or service you have with us and the nature of your investment.

The Personal Data collected about you will help us to provide you with a better service and facilitate our business relationship.

We may combine Personal Data that you provide to us with Personal Data that we collect from you, or about you from other sources, in some circumstances. This will include Personal Data collected in an online or offline context.

As a result of our relationship with you as an investor, in the past 12 months we may have collected Personal Data concerning you in the following categories:

a)

Identifiers (e.g., real name, alias, postal address, email address, social security or driver’s license number, government ID, signature, telephone number, education, employment, employment history, financial information, including tax-related information/codes and bank account details, information used for monitoring and background checks to comply with laws and regulations, including ‘know your client’, anti-money laundering, and sanctions checks, and other contact information);

b)	Sensitive/protected characteristic information (e.g., age/date of birth, nationality, citizenship, country of residence, gender, and other information used to comply with laws and regulations);

c)

Commercial information (e.g., assets, income, transaction and investment history, accounts at other institutions, information concerning source of funds and any applicable restrictions on your investment such as political exposure or sanctions);

d)	Internet or other network activity (e.g., browsing or search history, information regarding interaction with an internet website, application, or advertisement, online identifiers such as cookies);

e)

Sensory and surveillance data (e.g., recordings of telephone calls where permitted or required by law, video surveillance recordings, and other records of your interactions with us or our service providers, including electronic communications);

f)	Professional or employment-related information (e.g., current or past job history); and

g)

Inferences drawn from other personal information (e.g., profiles reflecting preferences and trends, based on information such as assets, investment experience, risk tolerance, investment activity, and transaction history).

4. Where do we obtain your Personal Data?

We collect, and have collected, Personal Data about you from a number of sources, including from you directly:

WHAT	HOW
1 Personal Data that you give us

∎   from the forms and any associated documentation that you complete when subscribing for an investment, shares and/or opening an account with us. This can include information about your name, address, date of birth, passport details or other national identifier, driving licence, your national insurance or social security number and income, employment information and details about your investment or retirement portfolio(s)

∎   when you provide it to us in correspondence and conversations, including electronic communications such as email and telephone calls

∎   when you make transactions with respect to the Fund

∎   when you interact with our online platforms and websites (such as bxaccess.com)

WHAT	HOW
∎ when you purchase securities from us and/or tell us where to send money ∎ from cookies, web beacons, and similar interactions when you or your devices access our sites
2 Personal Data that we obtain from others

We obtain Personal data from:

∎   publicly available and accessible directories and sources

∎   bankruptcy registers

∎   tax authorities, including those that are based outside the territory in which you are located or domiciled, including the Cayman Islands, the United Kingdom (UK) and the European Economic Area (EEA), if you are subject to tax in another jurisdiction

∎   governmental and competent regulatory authorities to whom we have regulatory obligations

∎   credit agencies

∎   fraud prevention and detection agencies/organisations

∎   transaction counterparties

5. Why do we process your Personal Data?

We may process or disclose your Personal Data for the following reasons:

WHY	HOW
1 Contract

It is necessary to perform our contract with you to:

∎   administer, manage and set up your investor account(s) to allow you to purchase your holding (of shares) in our Funds

∎   meet the resulting contractual obligations we have to you

∎   facilitate the continuation or termination of the contractual relationship between you and the Fund

∎   facilitate the transfer of funds, and administering and facilitating any other transaction, between you and the Fund

2 Compliance with law

It is necessary for compliance with an applicable legal or regulatory obligation to which we are subject, in order to:

∎   undertake our client and investor due diligence, and on-boarding checks

∎   carry out verification, ‘know your client’, terrorist financing, sanctions, and anti-money laundering checks

∎   verify the identity and addresses of our investors (and, if applicable, their beneficial owners)

∎   comply with requests from regulatory, governmental, tax and law enforcement authorities

∎   carry out surveillance and investigations

∎   carry out audit checks

∎   maintain statutory registers

∎   prevent and detect fraud

∎   comply with sanctions requirements

WHY	HOW
3 Legitimate interests

For our legitimate interests or those of a third party (such as a transaction counterparty or lender) to:

∎   manage and administer your holding in any funds in which you are invested, and any related accounts on an ongoing basis

∎   assess and process any applications or requests made by you

∎   open, maintain or close accounts in connection with your investment in, or withdrawal from, the Fund scheme

∎   send updates, information and notices or otherwise correspond with you in connection with your investment in the Fund scheme

∎   address or investigate any complaints, claims, proceedings or disputes

∎   provide you with, and inform you about, our investment products and services

∎   monitor and improve our relationships with investors

∎   comply with applicable regulatory obligations, including anti-money laundering, sanctions and ‘know your client’ checks

∎   assist our transaction counterparties to comply with their regulatory and legal obligations (including anti-money laundering, ‘know your client’ and sanctions checks)

∎   manage our risk and operations

∎   comply with our accounting and tax reporting requirements

∎   comply with our audit requirements

∎   assist with internal compliance with our policies and processes

∎   ensure appropriate group management and governance

∎   keep our internal records

∎   prepare reports on incidents / accidents

∎   protect our business against fraud, breach of confidence, theft of proprietary materials, and other financial or business crimes (to the extent that this is not required of us by law)

∎   analyse and manage commercial risks

∎   seek professional advice, including legal advice

∎   enable any actual or proposed assignee or transferee, participant or sub-participant of the partnership’s or Fund vehicles’ rights or obligations to evaluate proposed transactions

∎   facilitate business asset transactions involving the Fund partnership or Fund-related vehicles

∎   monitor communications to/from us using our systems

∎   protect the security and integrity of our information technology systems

∎   manage our financing arrangements with our financiers and financing transaction counterparties, including payment providers, intermediaries, and correspondent/agent banks

We only rely on these interests where we have considered that, on balance, the legitimate interests are not overridden by your interests, fundamental rights or freedoms.

Monitoring as described at (3) above

We monitor communications where the law requires us to do so. We will also monitor where we are required to do so to comply with our regulatory rules and practices and, where we are permitted to do so, to protect our business and the security of our systems.

6. Who we share your Personal Data with

Your Personal Data will be shared with:

WHO	WHY
Fund Associates

We share your Personal Data with our associates, related parties and members of our group. This is:

∎   to manage our relationship with you

∎   for the legitimate interests of a third party in carrying out anti-money laundering and compliance checks required of them under applicable laws and regulations

∎   for the purposes set out in this Data Privacy Notice

Fund Managers, Depositories, Administrators, Custodians, Investment Advisers

∎   delivering the services you require

∎   managing your investment

∎   supporting and administering investment-related activities

∎   complying with applicable investment, anti-money laundering and other laws and regulations

Tax Authorities

∎   to comply with applicable laws and regulations

∎   where required or requested by tax authorities in the territory in which you are located or domiciled (in particular, Cayman Island or UK/EEA tax authorities) who, in turn, may share your Personal Data with foreign tax authorities

∎   where required or requested by foreign tax authorities, including outside of the territory in which you are located or domiciled (including outside the Cayman Islands or UK/EEA)

Service Providers

∎   delivering and facilitating the services needed to support our business relationship with you

∎   supporting and administering investment-related activities

∎   where disclosure to the service provider is considered necessary to support Blackstone with the purposes described in section 5 of this Data Privacy Notice

Financing Counterparties, Lenders, Correspondent and Agent Banks

∎   assisting these transaction counterparties with regulatory checks, such as ‘know your client’ and anti-money laundering procedures

∎   sourcing credit for Fund-related entities in the course of our transactions and fund life cycles

Our Lawyers, Auditors and other Professional Advisers	∎ providing you with investment-related services ∎ to comply with applicable legal and regulatory requirements

In exceptional circumstances, we will share your Personal Data with:

∎	competent regulatory, prosecuting and other governmental agencies or litigation counterparties, in any country or territory; and

∎	other organisations and agencies – where we are required to do so by law.

For California residents, in the preceding 12 months, we may have disclosed Personal Data listed in any of the categories in section 3 above for a business purpose (in particular, as described in this section).

We have not sold Personal Data in the 12 months preceding the date of this Data Privacy Notice.

7. Do you have to provide us with this Personal Data?

Where we collect Personal Data from you, we will indicate if:

∎	provision of the Personal Data is necessary for our compliance with a legal obligation; or

∎	it is purely voluntary and there are no implications for you if you do not wish to provide us with it.

Unless otherwise indicated, you should assume that we require the Personal Data for business and/or compliance purposes.

Some of the Personal Data that we request is necessary for us to perform our contract with you and if you do not wish to provide us with this Personal Data, it will affect our ability to provide our services to you and manage your investment.

8. Sending your Personal Data internationally

We will transfer your Personal Data between different countries to our affiliates and group members, members of the Fund’s partnership, transaction counterparties, and third party service providers. These countries may not have similarly strict data protection and privacy laws and will include those countries in which our affiliates and service providers operate (and may include, for example, transfers from the UK/EEA or Cayman Islands to a jurisdiction outside of such territory).

Where we transfer Personal Data to other members of our group, our service providers or another third party recipient from one country to another, we will ensure that our arrangements with them are governed by data transfer agreements or appropriate safeguards, designed to ensure that your Personal Data is protected as required under applicable data protection law (including, where appropriate, under an agreement on terms approved for this purpose by the European Commission or by obtaining your consent).

Please contact us if you would like to know more about these agreements or receive a copy of them. Please see below for our contact details.

9. Consent—and your right to withdraw it

We do not generally rely on obtaining your consent to process your Personal Data. If we do, you have the right to withdraw this consent at any time. Please contact us or send us an email at PrivacyQueries@Blackstone.com at any time if you wish to do so.

10. Retention and deletion of your Personal Data

We keep your Personal Data for as long as it is required by us for our legitimate business purposes, to perform our contractual obligations or, where longer, such longer period as is required or permitted by law or regulatory obligations which apply to us.

We will generally:

∎	retain Personal Data about you throughout the life cycle of any investment you are involved in; and

∎	retain some Personal Data after your relationship with us ends.

As a general principle, we do not retain your Personal Data for longer than we need it.

We will usually delete your Personal Data (at the latest) after you cease to be an investor in any fund and there is no longer any legal/regulatory requirement, or business purpose, for retaining your Personal Data.

11. Your rights

You may, subject to certain limitations, have data protection rights depending on the data protection laws that apply to our processing of your Personal Data, including the right to:

∎

access your Personal Data, and some related information, including the purpose for processing the Personal Data, the categories of recipients of that Personal Data to the extent that it has been transferred internationally, and, where the Personal Data has not been collected directly from you, the source (the “category information”)

∎	restrict the use of your Personal Data in certain circumstances

∎	have incomplete or inaccurate Personal Data corrected

∎	ask us to stop processing your Personal Data

∎	require us to delete your Personal Data in some limited circumstances

You also have the right in some circumstances to request us to “port” your Personal Data in a portable, re-usable format to other organisations (where this is possible).

California residents may also request certain information about our disclosure of Personal Data during the prior year, including category information (as defined above).

We review and verify requests to protect your Personal Data, and will action data protection requests fairly and in accordance with applicable data protection laws and principles.

If you wish to exercise any of these rights, please contact us (details below).

12. Concerns or queries

We take your concerns very seriously. We encourage you to bring it to our attention if you have any concerns about our processing of your Personal Data. This Data Privacy Notice was drafted with simplicity and clarity in mind. We are, of course, happy to provide any further information or explanation needed. Our contact details are below.

Please also contact us via any of the below contact methods if you have a disability and require an alternative format of this Data Privacy Notice.

If you want to make a complaint, you can also contact the body regulating data protection in your country, where you live or work, or the location where the data protection issue arose. In particular:

Country	Supervisory Authority
Cayman Islands	Cayman Islands Ombudsman (available at: https://ombudsman.ky)
European Union	A list of the EU data protection authorities and contact details is available by clicking this link: http://ec.europa.eu/newsroom/article29/item-detail.cfm?item_id=612080
United Kingdom	Information Commissioner’s Office (available at: https://ico.org.uk/global/contact-us/)

13. Contact us

Please contact us if you have any questions about this Data Privacy Notice or the Personal Data we hold about you.

Contact us by email or access our web form at PrivacyQueries@Blackstone.com.

Contact us in writing using this address:

Address	For EU/UK related queries: 40 Berkeley Square, London, W1J 5AL, United Kingdom All other queries: 345 Park Avenue, New York, NY 10154

14. Changes to this Data Privacy Notice

We keep this Data Privacy Notice under regular review. Please check regularly for any updates at our investor portal (www.bxaccess.com).

This Data Privacy Notice was last updated in January 2020.

Blackstone Real Estate Income Master Fund and Subsidiary

Trustees & Officer

June 30, 2020

Board of Trustees

The overall management of the business and affairs of the Master Fund, including oversight of the Investment Manager, is vested in the Board. Each member of the Board shall hold office until the next meeting of shareholders called for the purpose of considering the election of Trustees.

The Trustees of the Master Fund, their ages, their positions with the Master Fund, their term of office and length of time served, their principal occupations during the past five years (their titles may have varied during that period), the number of investment companies or portfolios in the Fund Complex (defined below) that each Trustee oversees, and the other board memberships held by each Trustee is set forth below.

INTERESTED TRUSTEE*
Name, Address and Age	Position(s) with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Investment Companies in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Michael B. Nash c/o Blackstone Real Estate Income Advisors L.L.C. Attn: Chief Compliance Officer 345 Park Avenue New York, NY 10154 Birth Year: 1961	Trustee and Chairman	Since Inception	Mr. Nash is a senior managing director of The Blackstone Group Inc. (together with its affiliates, “Blackstone”) and the Co-Founder and Chairman of Blackstone Real Estate Debt Strategies (“BREDS”). He is also a member of the Real Estate Investment Committee for both BREDS and Blackstone Real Estate Advisors. He was formerly the Chief Executive Officer and President of the Fund and the Master Fund from the Funds’ inception to 2017. Before joining Blackstone in 2007, Mr. Nash was with Merrill Lynch from 1997 to 2007 where he led the firm’s Real Estate Principal Investment Group—Americas.	3	Executive Chairman, Blackstone Mortgage Trust, Inc.; Hudson Pacific Properties, Inc. (2015 – 2019); Landmark Apartment Trust of America, Inc. (2014 – 2016); La Quinta Holdings Inc. (2014 – 2015)

Blackstone Real Estate Income Master Fund and Subsidiary

Trustees & Officer (Continued)

June 30, 2020

NON-INTERESTED TRUSTEES
Name, Address and Age	Position(s) with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Investment Companies in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Benedict Aitkenhead c/o Blackstone Real Estate Income Advisors L.L.C. Attn: Chief Compliance Officer 345 Park Avenue New York, NY 10154 Birth Year: 1965	Trustee and member of Audit and Nominating and Governance Committees	Since December 2013	Mr. Aitkenhead is currently a Managing Director at KBS Capital Advisors (“KBS”), the external advisor to the KBS Real Estate Investment Trusts. Before joining KBS, he was COO of Yapp Media LLC; early stage venture capital investing. Mr. Aitkenhead was a Managing Director in the Fixed Income division of Credit Suisse from 1989 to 2012.	3	—
Edward H. D’Alelio c/o Blackstone Real Estate Income Advisors L.L.C. Attn: Chief Compliance Officer 345 Park Avenue New York, NY 10154 Birth Year: 1952	Trustee and member of Audit and Nominating and Governance Committees	Since December 2013	Mr. D’Alelio was formerly a Managing Director and CIO for Fixed Income at Putnam Investments, Boston where he retired in 2002. He currently is an Executive in Residence with the School of Management, University of Massachusetts Boston.	7	Owl Rock Capital Corp. business development companies (3 portfolios overseen in Fund Complex)
Michael F. Holland c/o Blackstone Real Estate Income Advisors L.L.C. Attn: Chief Compliance Officer 345 Park Avenue New York, NY 10154 Birth Year: 1944	Trustee and member of Audit and Nominating and Governance Committee	Since December 2013	Mr. Holland is the Chairman of Holland & Company, a private investment firm he founded in 1995. He is also President and Founder of the Holland Balanced Fund.	7	State Street Master Funds; Reaves Utility Income Fund; The China Fund, Inc. (until 2019); The Taiwan Fund, Inc. (until 2017)
Thomas W. Jasper c/o Blackstone Real Estate Income Advisors L.L.C. Attn: Chief Compliance Officer 345 Park Avenue New York, NY 10154 Birth Year: 1948	Trustee and member of Audit and Nominating and Governance Committees	Since December 2013	Mr. Jasper was Chief Executive Officer of Primus Guaranty, Ltd. from 2001 to 2010. He is currently the Managing Partner of Manursing Partners LLC, a consulting firm.	7	Ciner Resources LP (master limited partnership)
*	Mr. Nash is an “interested person” as defined in the 1940 Act because he is an officer of the Investment Manager and certain of its affiliates.

Blackstone Real Estate Income Master Fund and Subsidiary

Trustees & Officer (Continued)

June 30, 2020

(1)	Each Trustee shall serve until the next shareholder meeting called for the purpose of considering the election of Trustees.
(2)	The term “Fund Complex” means two or more registered investment companies that:
(a)	hold themselves out to investors as related companies for purposes of investment and investor services; or
(b)	have a common investment adviser or that have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies.

The Fund Complex consists of the Feeder Fund I, the Feeder Fund II, the Master Fund, Blackstone / GSO Senior Floating Rate Term Fund, Blackstone / GSO Long-Short Credit Income Fund, Blackstone / GSO Strategic Credit Fund, Blackstone / GSO Floating Rate Enhanced Income Fund, Blackstone / GSO Secured Lending Fund, Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, Blackstone Alternative Alpha Master Fund and Blackstone Alternative Multi-Strategy Fund.

Officers of the Master Fund

The Master Fund’s executive officers are chosen each year at a regular meeting of the Board to hold office until their respective successors are duly elected and qualified. The executive officers of the Master Fund, their ages, their positions with the Master Fund, their term of office and length of time served and their principal occupations during the past five years (their titles may have varied during that period), currently are:

Name, Address and Age	Position(s) with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Jonathan Pollack (43) c/o Blackstone Real Estate Income Advisors L.L.C. 345 Park Avenue New York, New York 10154	Chief Executive Officer and President	Since March 2017

Senior Managing Director and Global Head of BREDS (2015 – Present)

Managing Director and Global Head of Commercial Real Estate, as well as Head of Risk for Structured Finance, at Deutsche Bank (1999 – 2015)

Anthony F. Marone, Jr. (37) c/o Blackstone Real Estate Income Advisors L.L.C. 345 Park Avenue New York, New York 10154	Chief Financial Officer and Treasurer	Since April 2017	Vice President (2013), Senior Vice President (2014 – 2015) and Managing Director and Chief Financial Officer (2016 – 2019) of BREDS
Leon Volchyok (36) c/o Blackstone Real Estate Income Advisors L.L.C. 345 Park Avenue New York, New York 10154	Chief Legal Officer, Chief Compliance Officer and Secretary	Chief Legal Officer since August 2017 Chief Compliance Officer and Secretary since December 2013	Vice President (2013 – 2014), Principal (2015 – 2019) and Managing Director (2018) of Blackstone Real Estate Senior Associate at Proskauer Rose LLP (2008 – 2013)

Blackstone Real Estate Income Master Fund and Subsidiary

Trustees

Michael B. Nash, Chairman

Benedict Aitkenhead

Edward H. D’Alelio

Michael Holland

Thomas W. Jasper

Investment Manager

Blackstone Real Estate Income Advisors L.L.C.

345 Park Avenue

New York, New York 10154

Administrator, Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Officers

Jonathan Pollack, President and Chief Executive Officer

Anthony F. Marone, Jr., Chief Financial Officer and Treasurer

Leon Volchyok, Chief Legal Officer, Chief Compliance Officer and Secretary

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112

Legal Counsel

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017

This report, including the financial information herein, is transmitted to the shareholders of Blackstone Real Estate Income Master Fund and Subsidiary for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

You can request a copy of the Consolidated Master Fund’s prospectus and statement of additional information without charge by calling the Consolidated Master Fund’s transfer agent at 1-855-890-7725.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, and Rule 23c-1 thereunder that from time to time Feeder Funds may repurchase its common shares from its shareholders.

Additional information regarding the Funds is available at https://www.blackstone.com/ the-firm/asset-management/registered-funds

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The registrant’s Schedule of Investments as of the close of the reporting period is included in the Report to Shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this semi-annual report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to this semi-annual report.

(b)	As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective as of the date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable to this semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone Real Estate Income Fund

By:	/s/ Jonathan Pollack
Jonathan Pollack (Principal Executive Officer)
Chief Executive Officer and President

Date:	September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan Pollack
Jonathan Pollack (Principal Executive Officer)
Chief Executive Officer and President

Date:	September 4, 2020

By:	/s/ Anthony F. Marone, Jr.
Anthony F. Marone, Jr. (Principal Financial Officer)
Chief Financial Officer and Treasurer

Date:	September 4, 2020